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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	9/30/06

Date of reporting period:	6/30/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia Asset Allocation Fund

	Shares	Value ($)*
Common Stocks – 61.9%
CONSUMER DISCRETIONARY – 7.1%
Auto Components – 0.4%
BorgWarner, Inc.	1,150	74,865
Compagnie Generale des Etablissements Michelin, Class B	5,259	315,520
Continental AG	2,675	272,868
Denso Corp.	10,400	341,431
Johnson Controls, Inc.	3,200	263,104
Leoni AG	5,836	219,525
Modine Manufacturing Co.	690	16,119
Visteon Corp. (a)	1	7
Auto Components Total		1,503,439
Automobiles – 0.2%
Toyota Motor Corp.	15,500	810,941
Automobiles Total		810,941
Distributors – 0.1%
Building Material Holding Corp.	590	16,443
Canon Marketing Japan, Inc.	12,400	256,386
Distributors Total		272,829
Diversified Consumer Services – 0.2%
Jackson Hewitt Tax Service, Inc.	810	25,394
Sotheby’s (a)	19,500	511,875
Steiner Leisure Ltd. (a)	1,590	62,853
Strayer Education, Inc.	487	47,297
Diversified Consumer Services Total		647,419
Hotels, Restaurants & Leisure – 1.3%
Brinker International, Inc.	1,210	43,923
Burger King Holdings, Inc. (a)	982	15,466
California Pizza Kitchen, Inc. (a)	970	26,656
Cheesecake Factory, Inc. (a)	1,435	38,673
Darden Restaurants, Inc.	1,530	60,282
Genting Berhad	17,900	115,416
Harrah’s Entertainment, Inc.	1,281	91,182
Hilton Hotels Corp.	3,660	103,505
Isle of Capris Casinos, Inc. (a)	1,847	47,375
Landry’s Restaurants, Inc.	740	24,013
Las Vegas Sands Corp. (a)	5,796	451,276
Lone Star Steakhouse & Saloon, Inc.	890	23,345
Marriott International, Inc., Class A	1,780	67,854
McDonald’s Corp.	22,820	766,752
Multimedia Games, Inc. (a)	88	891

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
OSI Restaurant Partners, Inc.	1,100	38,060
Ruth’s Chris Steak House (a)	1,980	40,432
Scientific Games Corp., Class A (a)	2,720	96,886
Shuffle Master, Inc. (a)	1,470	48,187
Starbucks Corp. (a)	23,160	874,522
Starwood Hotels & Resorts Worldwide, Inc.	22,700	1,369,718
Trump Entertainment Resorts, Inc. (a)	1,240	24,986
Vail Resorts, Inc. (a)	450	16,695
Yum! Brands, Inc.	2,770	139,248
Hotels, Restaurants & Leisure Total		4,525,343
Household Durables – 0.5%
American Greetings Corp., Class A	1,520	31,935
Centex Corp.	76	3,823
CSS Industries, Inc.	460	13,225
D.R. Horton, Inc.	976	23,249
Desarrolladora Homex SA de CV, ADR (a)	1,200	39,372
Fortune Brands, Inc.	680	48,287
Furniture Brands International, Inc.	680	14,171
JM AB	17,200	273,651
Kimball International, Inc., Class B	900	17,739
Lennar Corp., Class A	330	14,642
Makita Corp.	5,800	183,095
Matsushita Electric Industrial Co., Ltd.	19,000	402,051
Newell Rubbermaid, Inc.	14,600	377,118
NVR, Inc. (a)	3	1,474
Taylor Woodrow PLC	52,842	325,624
Household Durables Total		1,769,456
Internet & Catalog Retail – 0.1%
Coldwater Creek, Inc. (a)	2,013	53,868
NetFlix, Inc. (a)	2,710	73,739
Nutri/System, Inc. (a)	670	41,627
Priceline.com, Inc. (a)	1,100	32,846
Internet & Catalog Retail Total		202,080
Leisure Equipment & Products – 0.1%
Pool Corp.	1,330	58,028
Sega Sammy Holdings, Inc.	5,000	184,936
Leisure Equipment & Products Total		242,964

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – 1.7%
4Kids Entertainment, Inc. (a)	780	12,644
Cablevision Systems Corp., Class A (a)	1,500	32,175
Comcast Corp., Class A (a)	29,500	965,830
Dow Jones & Co., Inc.	2,300	80,523
EchoStar Communications Corp., Class A (a)	32,800	1,010,568
Focus Media Holding Ltd., ADR (a)	1,100	71,676
Getty Images, Inc. (a)	510	32,390
Grupo Televisa SA, ADR	3,800	73,378
Lamar Advertising Co., Class A (a)	11,810	636,087
News Corp., Class A	123,600	2,370,648
Publicis Groupe	7,634	294,535
Vivendi SA	15,954	558,275
Media Total		6,138,729
Multi-Line Retail – 0.9%
Federated Department Stores, Inc.	34,380	1,258,308
J.C. Penney Co., Inc.	10,409	702,711
Kohl’s Corp. (a)	22,600	1,336,112
Nordstrom, Inc.	1,240	45,260
Multi-Line Retail Total		3,342,391
Specialty Retail – 1.5%
Abercrombie & Fitch Co., Class A	1,280	70,950
Bed Bath & Beyond, Inc. (a)	564	18,708
Best Buy Co., Inc.	17,400	954,216
Borders Group, Inc.	690	12,737
Chico’s FAS, Inc. (a)	3,350	90,383
Children’s Place Retail Stores, Inc. (a)	840	50,442
DSW, Inc., Class A (a)	1,030	37,513
GameStop Corp., Class A (a)	4,370	183,540
Guess ?, Inc. (a)	300	12,525
Gymboree Corp. (a)	380	13,209
HMV Group PLC	49,758	157,957
Monro Muffler, Inc.	760	24,746
Office Depot, Inc. (a)	47,440	1,802,720
OfficeMax, Inc.	19,500	794,625
Pacific Sunwear of California, Inc. (a)	2,300	41,239
Payless Shoesource, Inc. (a)	570	15,487
PETsMART, Inc.	2,020	51,712
Rent-A-Center, Inc. (a)	680	16,905
Ross Stores, Inc.	1,360	38,148

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Select Comfort Corp. (a)	1,295	29,746
Staples, Inc.	27,100	659,072
TJX Companies., Inc.	6,650	152,019
Tween Brands, Inc. (a)	1,450	55,665
Zale Corp. (a)	600	14,454
Specialty Retail Total		5,298,718
Textiles, Apparel & Luxury Goods – 0.1%
Carter’s, Inc. (a)	1,892	50,006
Coach, Inc. (a)	3,730	111,527
Delta Apparel, Inc.	560	9,598
Hampshire Group Ltd. (a)	930	15,810
Hartmarx Corp. (a)	1,581	9,486
Phillips-Van Heusen Corp.	2,150	82,044
Stride Rite Corp.	820	10,816
Wolverine World Wide, Inc.	980	22,863
Textiles, Apparel & Luxury Goods Total		312,150
CONSUMER DISCRETIONARY TOTAL		25,066,459
CONSUMER STAPLES – 4.0%
Beverages – 1.5%
Anheuser-Busch Companies, Inc.	17,700	806,943
Coca-Cola Co.	26,900	1,157,238
Coca-Cola Enterprises, Inc.	10,500	213,885
Diageo PLC	18,692	314,059
Diageo PLC, ADR	14,151	955,900
Fomento Economico Mexicano SA de CV, ADR	700	58,604
Pepsi Bottling Group, Inc.	3,820	122,813
PepsiCo, Inc.	28,674	1,721,587
Beverages Total		5,351,029
Food & Staples Retailing – 0.6%
BJ’s Wholesale Club, Inc. (a)	400	11,340
Kroger Co.	5,000	109,300
SUPERVALU, Inc.	3,400	104,380
Wal-Mart Stores, Inc.	34,400	1,657,048
Weis Markets, Inc.	800	32,960
Whole Foods Market, Inc.	820	53,005
Food & Staples Retailing Total		1,968,033
Food Products – 0.7%
Cadbury Schweppes PLC, ADR	19,500	756,990

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Campbell Soup Co.	17,840	662,043
Dean Foods Co. (a)	3,981	148,053
Flowers Foods, Inc.	554	15,867
H.J. Heinz Co.	1,840	75,845
J&J Snack Foods Corp.	488	16,138
Kraft Foods, Inc., Class A	11,600	358,440
Lancaster Colony Corp.	420	16,577
Lance, Inc.	720	16,574
Maui Land & Pineapple Co., Inc. (a)	310	11,718
McCormick & Co., Inc.	980	32,879
Premium Standard Farms, Inc.	626	10,160
Ralcorp Holdings, Inc. (a)	430	18,288
Tyson Foods, Inc., Class A	20,300	301,658
Food Products Total		2,441,230
Household Products – 0.5%
Clorox Co.	1,600	97,552
Colgate-Palmolive Co.	29,830	1,786,817
Household Products Total		1,884,369
Personal Products – 0.1%
Alberto-Culver Co., Class B	780	38,002
Avon Products, Inc.	2,470	76,570
Estee Lauder Companies, Inc., Class A	1,840	71,153
Personal Products Total		185,725
Tobacco – 0.6%
Altria Group, Inc.	15,126	1,110,702
Imperial Tobacco Group PLC	8,337	257,003
Japan Tobacco, Inc.	51	185,584
Loews Corp. - Carolina Group	11,500	590,755
UST, Inc.	950	42,931
Tobacco Total		2,186,975
CONSUMER STAPLES TOTAL		14,017,361
ENERGY – 5.2%
Energy Equipment & Services – 1.0%
BJ Services Co.	3,266	121,691
Complete Production Services, Inc. (a)	412	9,740
Diamond Offshore Drilling, Inc.	970	81,412
Dril-Quip, Inc. (a)	200	16,488
ENSCO International, Inc.	1,140	52,463
FMC Technologies, Inc. (a)	1,750	118,055
Grant Prideco, Inc. (a)	832	37,232

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
Grey Wolf, Inc. (a)	2,590	19,943
Halliburton Co.	25,002	1,855,398
Hydril (a)	592	46,484
Lone Star Technologies, Inc. (a)	170	9,183
Lufkin Industries, Inc.	717	42,611
Nabors Industries Ltd. (a)	1,029	34,770
National-Oilwell Varco, Inc. (a)	7,405	468,885
NS Group, Inc. (a)	220	12,118
Oil States International, Inc. (a)	750	25,710
Schlumberger Ltd.	6,548	426,340
Smith International, Inc.	2,370	105,394
Superior Energy Services, Inc. (a)	2,040	69,156
Superior Well Services, Inc. (a)	210	5,229
Technip SA, ADR	800	44,096
Tetra Technologies, Inc. (a)	1,945	58,914
Tidewater, Inc.	1,100	54,120
TriCo Marine Services, Inc. (a)	701	23,834
Energy Equipment & Services Total		3,739,266
Oil, Gas & Consumable Fuels – 4.2%
Alpha Natural Resources, Inc. (a)	660	12,949
Arch Coal, Inc.	1,160	49,149
Bois d’Arc Energy, Inc. (a)	660	10,870
BP PLC, ADR	10,082	701,808
Chesapeake Energy Corp.	2,730	82,583
Comstock Resources, Inc. (a)	280	8,361
ConocoPhillips	14,955	980,001
Denbury Resources, Inc. (a)	1,830	57,956
EnCana Corp.	6,200	326,468
EnCana Corp.	14,300	752,752
ENI S.p.A.	20,553	604,583
EOG Resources, Inc.	1,290	89,449
Exxon Mobil Corp.	17,875	1,096,631
Foundation Coal Holdings, Inc.	770	36,136
Frontier Oil Corp.	1,510	48,924
Harvest Natural Resources, Inc. (a)	1,190	16,113
Hess Corp.	7,948	420,052
Marathon Oil Corp.	13,913	1,158,953
Murphy Oil Corp.	300	16,758
Newfield Exploration Co. (a)	1,200	58,728

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Nordic American Tanker Shipping	505	18,407
Norsk Hydro ASA	19,350	515,882
Occidental Petroleum Corp.	26,100	2,676,555
Parallel Petroleum Corp. (a)	2,150	53,127
Peabody Energy Corp.	2,410	134,357
PetroChina Co., Ltd., Class H	336,000	362,385
Petroleo Brasileiro SA, ADR	1,600	142,896
Range Resources Corp.	970	26,374
Royal Dutch Shell PLC, Class A	9,094	306,063
Royal Dutch Shell PLC, Class B	15,897	555,743
Southwestern Energy Co. (a)	1,041	32,438
Statoil ASA	9,650	274,017
Tesoro Corp.	1,440	107,078
Total SA	9,770	640,799
Total SA, ADR	8,710	570,679
Western Gas Resources, Inc.	565	33,815
Williams Companies, Inc.	38,500	899,360
World Fuel Services Corp.	2,330	106,458
XTO Energy, Inc.	13,580	601,187
Yanzhou Coal Mining Co., Ltd., Class H	318,000	234,622
Oil, Gas & Consumable Fuels Total		14,821,466
ENERGY TOTAL		18,560,732
FINANCIALS – 13.8%
Capital Markets – 3.0%
Affiliated Managers Group, Inc. (a)	1,890	164,222
Bank of New York Co., Inc.	84,992	2,736,742
Calamos Asset Management, Inc., Class A	1,265	36,672
Credit Suisse Group, Registered Shares	6,473	361,578
Daiwa Securities Group, Inc.	20,000	239,963
Deutsche Bank AG, Registered Shares	4,333	486,683
Deutsche Bank AG, Registered Shares	4,700	528,750
Franklin Resources, Inc.	4,600	399,326
GFI Group, Inc. (a)	320	17,264
Goldman Sachs Group, Inc.	2,700	406,161
Greenhill & Co., Inc.	1,050	63,798
Lazard Ltd., Class A	2,670	107,868
Legg Mason, Inc.	800	79,616
Merrill Lynch & Co., Inc.	37,632	2,617,682

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Nomura Holdings, Inc.	19,200	361,124
Nuveen Investments, Inc., Class A	11,500	495,075
optionsXpress Holdings, Inc.	1,360	31,702
Piper Jaffray Companies, Inc. (a)	430	26,320
State Street Corp.	13,740	798,157
T. Rowe Price Group, Inc.	2,240	84,694
Thomas Weisel Partners Group, Inc. (a)	742	14,106
UBS AG, Registered Shares	3,453	377,656
Capital Markets Total		10,435,159
Commercial Banks – 5.1%
Australia & New Zealand Banking Group Ltd.	11,546	228,697
Bancfirst Corp.	336	15,036
Banco Bilbao Vizcaya Argentaria SA	32,564	670,848
Banco Santander Central Hispano SA	34,757	508,495
BancTrust Financial Group, Inc.	648	15,209
Bangkok Bank Public Co., Ltd., NVDR	71,700	190,738
Bank of Granite Corp.	903	18,809
Bank of Hawaii Corp.	1,700	84,320
Barclays PLC	55,242	626,746
BNP Paribas SA	6,145	587,296
Bryn Mawr Bank Corp.	747	16,554
Capitol Bancorp Ltd.	783	30,498
Central Pacific Financial Corp.	283	10,952
Chemical Financial Corp.	830	25,398
Chittenden Corp.	735	19,000
Citizens Banking Corp.	880	21,481
City Holding Co.	470	16,986
City National Corp.	1,890	123,020
Columbia Banking System, Inc.	590	22,054
Comerica, Inc.	1,900	98,781
Community Trust Bancorp, Inc.	680	23,752
Cullen/Frost Bankers, Inc.	1,500	85,950
Depfa Bank PLC	19,695	326,485
East West Bancorp, Inc.	2,110	79,990
First Citizens BancShares, Inc., Class A	70	14,035
First Financial Bankshares, Inc.	484	17,685
First Financial Corp.	620	18,606

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
First Republic Bank	850	38,930
ForeningsSparbanken AB	8,200	215,035
Hancock Holding Co.	830	46,480
HBOS PLC	31,642	549,421
HSBC Holdings PLC	34,220	604,212
Industrial Bank Of Korea	14,030	237,808
Marshall & Ilsley Corp.	22,808	1,043,238
Mass Financial Corp., Class A (a)	1,750	2,800
Mega Financial Holding Co., Ltd.	265,000	195,865
Mercantile Bankshares Corp.	1,750	62,422
Merchants Bancshares, Inc.	580	14,007
Mid-State Bancshares	1,000	28,000
Mitsubishi UFJ Financial Group, Inc., ADR	24	334,855
Mitsubishi UFJ Financial Group, Inc., ADR	44,700	623,565
Mizuho Financial Group, Inc.	23	195,584
Northrim BanCorp, Inc.	630	15,813
PNC Financial Services Group, Inc.	20,346	1,427,679
S&T Bancorp, Inc.	450	14,954
Sandy Spring Bancorp, Inc.	392	14,136
Societe Generale	3,671	538,846
Sterling Bancorp NY	890	17,355
Sterling Bancshares Inc.	1,790	33,562
Sumitomo Mitsui Financial Group, Inc.	33	350,274
Sumitomo Trust & Banking Co., Ltd.	26,000	285,763
SunTrust Banks, Inc.	4,900	373,674
Susquehanna Bancshares, Inc.	850	20,315
SVB Financial Group (a)	1,700	77,282
Taylor Capital Group, Inc.	372	15,181
TCF Financial Corp.	2,200	58,190
TriCo Bancshares	827	22,643
Trustmark Corp.	450	13,937
U.S. Bancorp	53,039	1,637,844
UMB Financial Corp.	860	28,672
UnionBanCal Corp.	4,200	271,278
United Overseas Bank Ltd.	45,000	443,147
Wachovia Corp.	18,778	1,015,514
Wells Fargo & Co.	38,833	2,604,918
Westpac Banking Corp.	19,592	338,464
Whitney Holding Corp.	2,190	77,460

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Zions Bancorporation	1,675	130,549
Commercial Banks Total		17,917,093
Consumer Finance – 0.1%
Advance America Cash Advance Centers, Inc.	1,510	26,486
Advanta Corp., Class B	400	14,380
Cash America International, Inc.	2,050	65,600
First Cash Financial Services, Inc. (a)	1,360	26,860
ORIX Corp.	970	236,674
Consumer Finance Total		370,000
Diversified Financial Services – 2.1%
Chicago Mercantile Exchange	218	107,071
CIT Group, Inc.	8,600	449,694
Citigroup, Inc.	72,852	3,514,380
Fortis	10,426	354,508
ING Groep NV	11,841	464,609
JPMorgan Chase & Co.	60,903	2,557,926
Diversified Financial Services Total		7,448,188
Insurance – 2.5%
ACE Ltd.	800	40,472
Allianz AG, Registered Shares	2,817	444,138
Ambac Financial Group, Inc.	14,545	1,179,600
American International Group, Inc.	41,855	2,471,538
American Physicians Capital, Inc. (a)	450	23,666
AmerUs Group Co.	310	18,151
Aviva PLC	25,634	362,333
Axis Capital Holdings Ltd.	1,400	40,054
Baldwin & Lyons, Inc., Class B	640	16,320
Baloise Holding AG, Registered Shares	2,100	161,128
CNA Surety Corp. (a)	1,120	19,354
Commerce Group, Inc.	720	21,269
Conseco, Inc. (a)	3,400	78,540
Delphi Financial Group, Inc., Class A	900	32,724
Genworth Financial, Inc., Class A	26,000	905,840
Harleysville Group, Inc.	730	23,156
Hartford Financial Services Group, Inc.	10,452	884,239
Horace Mann Educators Corp.	991	16,797
KMG America Corp. (a)	1,813	16,081
Lincoln National Corp.	1,100	62,084

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Loews Corp.	2,100	74,445
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,726	235,388
National Western Life Insurance Co., Class A	42	10,065
Navigators Group, Inc. (a)	844	36,984
Old Republic International Corp.	2,887	61,695
Phoenix Companies, Inc.	1,580	22,246
Platinum Underwriters Holdings Ltd.	2,300	64,354
ProCentury Corp.	1,342	18,399
RLI Corp.	436	21,006
Sampo Oyj, Class A	21,200	404,042
St. Paul Travelers Companies, Inc.	13,300	592,914
Storebrand ASA	15,700	161,790
United America Indemnity Ltd., Class A (a)	960	20,006
Zurich Financial Services AG, Registered Shares (a)	1,301	284,697
Insurance Total		8,825,515
Real Estate Investment Trusts (REITs) – 0.6%
Alexandria Real Estate Equities, Inc., REIT	250	22,170
Archstone-Smith Trust, REIT	9,396	477,975
Boston Properties, Inc., REIT	950	85,880
Cousins Properties, Inc., REIT	540	16,702
EastGroup Properties, Inc., REIT	260	12,137
Equity Office Properties Trust, REIT	2,800	102,228
Equity One, Inc., REIT	790	16,511
Franklin Street Properties Corp., REIT	974	19,168
General Growth Properties, Inc., REIT	2,520	113,551
Getty Realty Corp., REIT	690	19,624
Healthcare Realty Trust, Inc.,	660	21,021
Highland Hospitality Corp., REIT	1,250	17,600
Host Hotels & Resorts, Inc., REIT	2,895	63,314
Kimco Realty Corp., REIT	11,422	416,789
Lexington Corporate Properties Trust, REIT	715	15,444
Mid-America Apartment Communities, Inc., REIT	670	37,352
ProLogis, REIT	7,651	398,770
PS Business Parks, Inc., REIT	400	23,600
Strategic Hotel Capital, Inc., REIT	750	15,555
U-Store-It Trust, REIT	950	17,917

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Universal Health Realty Income Trust, REIT	510	15,988
Urstadt Biddle Properties, Inc., Class A, REIT	900	14,661
Washington Real Estate Investment Trust, REIT	390	14,313
Real Estate Investment Trusts (REITs) Total		1,958,270
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	830	72,667
Sun Hung Kai Properties Ltd.	14,000	142,722
Swire Pacific Ltd., Class A	30,000	309,070
Real Estate Management & Development Total		524,459
Thrifts & Mortgage Finance – 0.3%
Corus Bankshares, Inc.	780	20,420
Golden West Financial Corp.	12,600	934,920
PMI Group Inc.	2,200	98,076
Sovereign Bancorp, Inc.	4,095	83,170
TrustCo Bank Corp. NY	1,110	12,232
Thrifts & Mortgage Finance Total		1,148,818
FINANCIALS TOTAL		48,627,502
HEALTH CARE – 7.4%
Biotechnology – 1.1%
Alkermes, Inc. (a)	920	17,406
Amgen, Inc. (a)	14,900	971,927
Amylin Pharmaceuticals, Inc. (a)	11,343	560,004
Arena Pharmaceuticals, Inc. (a)	1,530	17,717
Celgene Corp. (a)	800	37,944
Cephalon, Inc. (a)	59	3,546
Cubist Pharmaceuticals, Inc. (a)	566	14,252
Digene Corp. (a)	1,340	51,912
Genzyme Corp. (a)	15,900	970,695
MedImmune, Inc. (a)	434	11,761
Myogen, Inc. (a)	250	7,250
PDL BioPharma, Inc. (a)	2,760	50,812
Senomyx, Inc. (a)	1,430	20,635
Vertex Pharmaceuticals, Inc. (a)	26,400	969,144
Biotechnology Total		3,705,005
Health Care Equipment & Supplies – 0.3%
American Medical Systems Holdings, Inc. (a)	9	150

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Analogic Corp.	260	12,119
Aspect Medical Systems, Inc. (a)	710	12,382
Beckman Coulter, Inc.	790	43,884
Biomet, Inc.	2,140	66,961
DENTSPLY International, Inc.	730	44,238
DJ Orthopedics, Inc. (a)	350	12,891
Gen-Probe, Inc. (a)	1,310	70,714
Greatbatch, Inc. (a)	494	11,658
Haemonetics Corp. (a)	1,200	55,812
Hologic, Inc. (a)	289	14,265
Hospira, Inc. (a)	1,650	70,851
Intuitive Surgical, Inc. (a)	290	34,211
Kyphon, Inc. (a)	950	36,442
Meridian Bioscience, Inc.	2,320	57,884
Neurometrix, Inc. (a)	900	27,414
ResMed, Inc. (a)	1,766	82,914
SonoSite, Inc. (a)	860	33,574
St. Jude Medical, Inc. (a)	1,160	37,607
STERIS Corp.	1,160	26,518
Varian Medical Systems, Inc. (a)	3,849	182,250
Viasys Healthcare, Inc. (a)	430	11,008
Vital Signs, Inc.	210	10,401
Waters Corp. (a)	1,190	52,836
West Pharmaceutical Services, Inc.	510	18,503
Health Care Equipment & Supplies Total		1,027,487
Health Care Providers & Services – 1.7%
Aetna, Inc.	15,220	607,735
Cardinal Health, Inc.	17,000	1,093,610
Caremark Rx, Inc.	28,800	1,436,256
Centene Corp. (a)	1,370	32,236
CIGNA Corp.	10,000	985,100
Community Health Systems, Inc. (a)	2,510	92,242
Coventry Health Care, Inc. (a)	1,860	102,188
Cross Country Healthcare, Inc. (a)	1,060	19,281
DaVita, Inc. (a)	1,587	78,874
Genesis HealthCare Corp. (a)	590	27,948
Gentiva Health Services, Inc. (a)	1,120	17,954
HealthExtras, Inc. (a)	1,217	36,778
Henry Schein, Inc. (a)	700	32,711
Hooper Holmes, Inc.	1,890	5,765

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Humana, Inc. (a)	1,700	91,290
Kindred Healthcare, Inc. (a)	970	25,220
Laboratory Corp. of America Holdings (a)	1,247	77,601
Lincare Holdings, Inc. (a)	1,740	65,842
Medco Health Solutions, Inc. (a)	1,240	71,027
Owens & Minor, Inc.	540	15,444
Patterson Companies, Inc. (a)	960	33,533
Pediatrix Medical Group, Inc. (a)	2,030	91,959
Psychiatric Solutions, Inc. (a)	1,700	48,722
Quest Diagnostics, Inc.	14,080	843,674
RehabCare Group, Inc. (a)	106	1,842
Res-Care, Inc. (a)	970	19,400
Symbion, Inc. (a)	680	14,117
United Surgical Partners International, Inc. (a)	2,020	60,741
Universal Health Services, Inc., Class B	1,000	50,260
VCA Antech, Inc. (a)	1,151	36,751
WellCare Health Plans, Inc. (a)	1,047	51,355
Health Care Providers & Services Total		6,167,456
Health Care Technology – 0.0%
Allscripts Healthcare Solutions, Inc. (a)	1,900	33,345
IMS Health, Inc.	1,230	33,026
Health Care Technology Total		66,371
Life Sciences Tools & Services – 0.6%
Bio-Rad Laboratories, Inc., Class A (a)	320	20,781
Covance, Inc. (a)	6,500	397,930
Dionex Corp. (a)	560	30,609
Illumina, Inc. (a)	1,360	40,337
Invitrogen Corp. (a)	640	42,285
Millipore Corp. (a)	800	50,392
Nektar Therapeutics (a)	4,820	88,399
PAREXEL International Corp. (a)	880	25,388
Thermo Electron Corp. (a)	37,310	1,352,114
Varian, Inc. (a)	1,170	48,567
Ventana Medical Systems, Inc. (a)	510	24,062
Life Sciences Tools & Services Total		2,120,864
Pharmaceuticals – 3.7%
Allergan, Inc.	1,340	143,728

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Alpharma, Inc., Class A	580	13,943
Altana AG	4,276	237,972
AstraZeneca PLC	12,820	768,834
AstraZeneca PLC, ADR	30,900	1,848,438
Biovail Corp.	16,600	388,606
Eisai Co., Ltd.	8,300	373,160
Forest Laboratories, Inc. (a)	1,000	38,690
GlaxoSmithKline PLC	14,474	404,121
GlaxoSmithKline PLC, ADR	6,618	369,284
H. Lundbeck A/S	10,300	234,309
Hi-Tech Pharmacal Co., Inc. (a)	1,272	21,077
Johnson & Johnson	30,500	1,827,560
Medicis Pharmaceutical Corp., Class A	1,470	35,280
New River Pharmaceuticals, Inc. (a)	680	19,380
Novartis AG, ADR	28,670	1,545,886
Novartis AG, Registered Shares	14,693	794,710
Pfizer, Inc.	82,033	1,925,315
Sanofi-Aventis	1,851	180,638
Sanofi-Aventis, ADR	16,400	798,680
Shire PLC, ADR	1,400	61,922
Takeda Pharmaceutical Co., Ltd.	7,200	448,926
Teva Pharmaceutical Industries Ltd., ADR	229	7,234
Wyeth	12,900	572,889
Pharmaceuticals Total		13,060,582
HEALTH CARE TOTAL		26,147,765
INDUSTRIALS – 8.9%
Aerospace & Defense – 2.0%
AAR Corp. (a)	1,020	22,675
Armor Holdings, Inc. (a)	858	47,044
BE Aerospace, Inc. (a)	2,950	67,437
Boeing Co.	29,000	2,375,390
Esterline Technologies Corp. (a)	770	32,024
General Dynamics Corp.	10,928	715,347
Hexcel Corp. (a)	7,980	125,366
L-3 Communications Holdings, Inc.	8,300	625,986
Moog, Inc., Class A (a)	380	13,004
MTU Aero Engines Holding AG	5,839	194,021
Precision Castparts Corp.	820	49,003
Rockwell Collins, Inc.	1,140	63,692

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.	41,280	2,617,977
Aerospace & Defense Total		6,948,966
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	1,220	65,026
EGL, Inc. (a)	882	44,276
HUB Group, Inc., Class A (a)	2,590	63,533
United Parcel Service, Inc., Class B	18,300	1,506,639
UTI Worldwide, Inc.	2,640	66,607
Air Freight & Logistics Total		1,746,081
Airlines – 0.1%
British Airways PLC (a)	40,716	257,431
JetBlue Airways Corp. (a)	1,385	16,814
Republic Airways Holdings, Inc. (a)	780	13,276
Skywest, Inc.	740	18,352
Southwest Airlines Co.	3,780	61,878
UAL Corp. (a)	404	12,532
Airlines Total		380,283
Building Products – 0.0%
Goodman Global, Inc. (a)	724	10,990
Lennox International, Inc.	520	13,770
NCI Building Systems, Inc. (a)	700	37,219
Building Products Total		61,979
Commercial Services & Supplies – 0.9%
Healthcare Services Group, Inc.	882	18,478
ABM Industries, Inc.	740	12,654
Avery Dennison Corp.	825	47,899
Banta Corp.	380	17,605
Casella Waste Systems, Inc., Class A (a)	1,650	21,599
CBIZ, Inc. (a)	960	7,114
ChoicePoint, Inc. (a)	1,800	75,186
Cintas Corp.	900	35,784
Consolidated Graphics, Inc. (a)	780	40,607
Corporate Executive Board Co.	1,280	128,256
Kenexa Corp. (a)	1,143	36,405
Korn/Ferry International (a)	800	15,672
Manpower, Inc.	15,500	1,001,300
Robert Half International, Inc.	3,620	152,040
TeleTech Holdings, Inc. (a)	1,550	19,623

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
United Stationers, Inc. (a)	370	18,248
Waste Connections, Inc. (a)	1,310	47,684
Waste Management, Inc.	36,300	1,302,444
Commercial Services & Supplies Total		2,998,598
Construction & Engineering – 0.4%
EMCOR Group, Inc. (a)	520	25,308
Fluor Corp.	500	46,465
Foster Wheeler Ltd. (a)	15,400	665,280
Jacobs Engineering Group, Inc. (a)	550	43,802
KHD Humboldt Wedag International Ltd. (a)	1,530	41,111
Quanta Services, Inc. (a)	1,790	31,021
Shimizu Corp.	28,000	157,487
Washington Group International, Inc. (a)	500	26,670
YIT Oyj	10,750	262,982
Construction & Engineering Total		1,300,126
Electrical Equipment – 1.0%
ABB Ltd.	23,723	308,517
ABB Ltd., ADR	61,753	800,319
Belden CDT, Inc.	682	22,540
Cooper Industries Ltd., Class A	900	83,628
Emerson Electric Co.	16,600	1,391,246
Evergreen Solar, Inc. (a)	1,410	18,302
General Cable Corp. (a)	3,837	134,295
Genlyte Group, Inc. (a)	600	43,458
Mitsubishi Electric Corp.	37,000	297,811
Rockwell Automation, Inc.	6,969	501,838
Roper Industries, Inc.	690	32,257
Woodward Governor Co.	780	23,798
Electrical Equipment Total		3,658,009
Industrial Conglomerates – 1.4%
3M Co.	14,300	1,155,011
General Electric Co.	110,587	3,644,948
McDermott International, Inc. (a)	1,050	47,744
SembCorp Industries Ltd.	68,900	141,366
Textron, Inc.	875	80,657
Industrial Conglomerates Total		5,069,726
Machinery – 1.6%
Actuant Corp., Class A	511	25,524
Andritz AG	1,898	312,875

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Barnes Group, Inc.	1,938	38,663
Briggs & Stratton Corp.	280	8,711
Caterpillar, Inc.	9,500	707,560
Dover Corp.	1,300	64,259
Eaton Corp.	8,895	670,683
EnPro Industries, Inc. (a)	840	28,224
Georg Fischer AG, Registered Shares (a)	528	226,735
Harsco Corp.	1,200	93,552
Illinois Tool Works, Inc.	18,000	855,000
Ingersoll-Rand Co., Ltd., Class A	19,000	812,820
JLG Industries, Inc.	1,580	35,550
Joy Global, Inc.	2,280	118,765
Kadant, Inc. (a)	367	8,441
Kennametal, Inc.	1,100	68,475
Komatsu Ltd.	18,000	360,605
Manitowoc Co., Inc.	850	37,825
Nordson Corp.	470	23,115
Parker Hannifin Corp.	800	62,080
Saurer AG, Registered Shares (a)	3,076	233,826
Stork NV	7,479	400,026
Terex Corp. (a)	1,270	125,349
Timken Co.	1,800	60,318
Trinity Industries, Inc.	1,059	42,784
Volvo AB, Class B	2,200	107,787
Wabtec Corp.	3,556	132,994
Machinery Total		5,662,546
Marine – 0.0%
Alexander & Baldwin, Inc.	1,400	61,978
American Commercial Lines, Inc. (a)	530	31,932
Kirby Corp. (a)	1,950	77,025
Marine Total		170,935
Road & Rail – 0.8%
Burlington Northern Santa Fe Corp.	14,200	1,125,350
Canadian Pacific Railway Ltd.	1,300	66,482
Central Japan Railway Co.	47	468,858
ComfortDelGro Corp., Ltd.	100,000	96,378
CSX Corp.	540	38,038
Dollar Thrifty Automotive Group (a)	260	11,718

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
Landstar System, Inc.	3,135	148,066
Norfolk Southern Corp.	13,325	709,157
Old Dominion Freight Line, Inc. (a)	516	19,396
Ryder System, Inc.	360	21,035
Swift Transportation Co., Inc. (a)	340	10,798
Werner Enterprises, Inc.	1,570	31,824
Road & Rail Total		2,747,100
Trading Companies & Distributors – 0.2%
H&E Equipment Services, Inc. (a)	900	26,505
Hitachi High-Technologies Corp.	9,500	290,384
Kaman Corp.	470	8,554
Mitsubishi Corp.	10,900	218,983
Watsco, Inc.	630	37,687
WESCO International, Inc. (a)	520	35,880
Trading Companies & Distributors Total		617,993
Transportation Infrastructure – 0.0%
Interpool, Inc.	560	12,443
Transportation Infrastructure Total		12,443
INDUSTRIALS TOTAL		31,374,785
INFORMATION TECHNOLOGY – 8.8%
Communications Equipment – 1.7%
Anaren, Inc. (a)	1,280	26,227
AudioCodes Ltd. (a)	2,871	31,294
Black Box Corp.	320	12,265
Cisco Systems, Inc. (a)	101,445	1,981,221
CommScope, Inc. (a)	18,440	579,385
Comverse Technology, Inc. (a)	4,200	83,034
Corning, Inc. (a)	28,260	683,609
CSR PLC (a)	4,970	115,595
Dycom Industries, Inc. (a)	910	19,374
F5 Networks, Inc. (a)	1,310	70,059
Foundry Networks, Inc. (a)	1,253	13,357
Harris Corp.	1,280	53,133
Motorola, Inc.	17,400	350,610
NICE Systems Ltd., ADR (a)	2,050	57,687
Nokia Oyj	31,300	633,314
Nokia Oyj, ADR	34,900	707,074
Polycom, Inc. (a)	2,190	48,005
QUALCOMM, Inc.	11,230	449,986

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Tollgrade Communications, Inc. (a)	750	7,275
Communications Equipment Total		5,922,504
Computers & Peripherals – 1.4%
Apple Computer, Inc. (a)	12,100	691,152
Electronics for Imaging, Inc. (a)	880	18,374
Emulex Corp. (a)	680	11,064
FUJITSU Ltd.	18,000	140,108
Hewlett-Packard Co.	83,520	2,645,914
Imation Corp.	420	17,241
International Business Machines Corp.	9,416	723,337
Lite-On Technology Corp.	180,000	267,158
Mobility Electronics, Inc. (a)	51	370
Network Appliance, Inc. (a)	1,840	64,952
SanDisk Corp. (a)	1,400	71,372
Stratasys, Inc. (a)	1,024	30,167
Wincor Nixdorf AG	1,611	205,693
Computers & Peripherals Total		4,886,902
Electronic Equipment & Instruments – 0.6%
Agilent Technologies, Inc. (a)	29,800	940,488
Agilysys, Inc.	650	11,700
Anixter International, Inc.	1,140	54,105
Arrow Electronics, Inc. (a)	2,400	77,280
Benchmark Electronics, Inc. (a)	890	21,467
Brightpoint, Inc. (a)	1,960	26,519
Coherent, Inc. (a)	349	11,772
Daktronics, Inc.	1,146	33,085
Global Imaging Systems, Inc. (a)	639	26,378
Hoya Corp.	5,500	196,621
Itron, Inc. (a)	1,136	67,319
Jabil Circuit, Inc.	1,540	39,424
Kyocera Corp.	2,800	217,629
Mettler Toledo International, Inc. (a)	700	42,399
MTS Systems Corp.	590	23,311
NAM TAI Electronics, Inc.	690	15,435
Rogers Corp. (a)	650	36,621
Tektronix, Inc.	2,300	67,666
Trimble Navigation Ltd. (a)	1,850	82,584
TTM Technologies, Inc. (a)	2,075	30,025

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Vishay Intertechnology, Inc. (a)	1,670	26,269
Electronic Equipment & Instruments Total		2,048,097
Internet Software & Services – 1.0%
Akamai Technologies, Inc. (a)	17,600	636,944
aQuantive, Inc. (a)	1,546	39,160
Digitas, Inc. (a)	4,010	46,596
Google, Inc., Class A (a)	4,822	2,022,009
Keynote Systems, Inc. (a)	385	3,970
NetEase.com, Inc., ADR (a)	10,600	236,698
Yahoo!, Inc. (a)	16,540	545,820
Internet Software & Services Total		3,531,197
IT Services – 0.3%
Acxiom Corp.	1,080	27,000
Affiliated Computer Services, Inc., Class A (a)	648	33,443
Alliance Data Systems Corp. (a)	1,980	116,464
CGI Group, Inc., Class A (a)	40,900	255,007
Cognizant Technology Solutions Corp., Class A (a)	5,670	381,988
Euronet Worldwide, Inc. (a)	970	37,219
Fiserv, Inc. (a)	900	40,824
Global Payments, Inc.	880	42,724
Keane, Inc. (a)	1,790	22,375
Mastercard, Inc., Class A (a)	713	34,224
MAXIMUS, Inc.	360	8,334
MPS Group, Inc. (a)	5,290	79,667
Paychex, Inc.	1,960	76,401
IT Services Total		1,155,670
Office Electronics – 0.1%
Canon, Inc.	9,900	484,209
Office Electronics Total		484,209
Semiconductors & Semiconductor Equipment – 2.2%
Actel Corp. (a)	760	10,906
Advanced Energy Industries, Inc. (a)	810	10,724
Advantest Corp.	900	92,113
Asyst Technologies, Inc. (a)	1,478	11,129
Atheros Communications, Inc. (a)	2,339	44,348
ATI Technologies, Inc. (a)	1,800	26,280
ATMI, Inc. (a)	540	13,295
Broadcom Corp., Class A (a)	4	120

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Brooks Automation, Inc. (a)	659	7,776
Cymer, Inc. (a)	1,650	76,659
Exar Corp. (a)	910	12,076
Fairchild Semiconductor International, Inc. (a)	59,160	1,074,937
Freescale Semiconductor, Inc., Class A (a)	1,500	43,500
Intel Corp.	62,400	1,182,480
KLA-Tencor Corp.	2,120	88,128
Lam Research Corp. (a)	21,950	1,023,309
Marvell Technology Group Ltd. (a)	2,500	110,825
MEMC Electronic Materials, Inc. (a)	1,730	64,875
Micron Technology, Inc. (a)	2,300	34,638
Mindspeed Technologies, Inc. (a)	11,550	27,836
Netlogic Microsystems, Inc. (a)	760	24,510
Novellus Systems, Inc. (a)	900	22,230
Nvidia Corp. (a)	38,000	809,020
PMC-Sierra, Inc. (a)	1,750	16,450
Samsung Electronics Co., Ltd., GDR (b)	1,490	468,233
Silicon Laboratories, Inc. (a)	1,194	41,969
Sirf Technology Holdings, Inc. (a)	18,390	592,526
Standard Microsystems Corp. (a)	800	17,464
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	65,537	601,632
Tessera Technologies, Inc. (a)	1,270	34,925
Texas Instruments, Inc.	40,650	1,231,289
Varian Semiconductor Equipment Associates, Inc. (a)	535	17,446
Veeco Instruments, Inc. (a)	680	16,211
Virage Logic Corp. (a)	367	3,446
Semiconductors & Semiconductor Equipment Total		7,853,305
Software – 1.5%
Activision, Inc. (a)	2,033	23,136
Amdocs Ltd. (a)	1,850	67,710
ANSYS, Inc. (a)	910	43,516
Autodesk, Inc. (a)	27,579	950,372
Cadence Design Systems, Inc. (a)	2,000	34,300
Captaris, Inc. (a)	1,970	9,161
Citrix Systems, Inc. (a)	32,910	1,321,007

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Cognos, Inc. (a)	4,900	139,405
Electronic Arts, Inc. (a)	1,590	68,434
FactSet Research Systems, Inc.	290	13,717
Hyperion Solutions Corp. (a)	1,924	53,102
Intergraph Corp. (a)	400	12,596
Internet Security Systems, Inc. (a)	850	16,023
Intuit, Inc. (a)	535	32,309
Kronos, Inc. (a)	660	23,899
Lawson Software, Inc. (a)	2,350	15,745
Macrovision Corp. (a)	1,193	25,673
Mercury Interactive Corp. (a)	1,420	49,657
Micros Systems, Inc. (a)	703	30,707
Microsoft Corp.	52,080	1,213,464
MSC.Software Corp. (a)	1,220	21,838
NAVTEQ Corp. (a)	2,230	99,636
Open Solutions, Inc. (a)	1,113	29,617
Progress Software Corp. (a)	1,059	24,791
Quality Systems, Inc.	880	32,402
SAP AG, ADR	15,510	814,585
Secure Computing Corp. (a)	2,200	18,920
Sybase, Inc. (a)	750	14,550
Synchronoss Technologies, Inc. (a)	1,154	10,017
Synopsys, Inc. (a)	1,000	18,770
Transaction Systems Architects, Inc. (a)	1,890	78,794
Software Total		5,307,853
INFORMATION TECHNOLOGY TOTAL		31,189,737
MATERIALS – 3.1%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	14,450	923,644
Ashland, Inc.	700	46,690
BASF AG	7,231	579,951
Bayer AG	3,817	175,225
Cytec Industries, Inc.	1,124	60,314
Dow Chemical Co.	24,500	956,235
Ecolab, Inc.	1,240	50,319
H.B. Fuller Co.	700	30,499
Minerals Technologies, Inc.	360	18,720
Monsanto Co.	5,170	435,262
Nalco Holding Co. (a)	2,600	45,838
Potash Corp. of Saskatchewan, Inc.	1,180	101,445

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	PPG Industries, Inc.	1,000	66,000
	Rohm & Haas Co.	13,900	696,668
	Sensient Technologies Corp.	600	12,546
	Shin-Etsu Chemical Co., Ltd.	5,200	284,051
	Sumitomo Chemical Co., Ltd.	35,000	293,057
	Symyx Technologies, Inc. (a)	1,240	29,946
	Teijin Ltd.	46,000	293,200
	Tronox, Inc., Class B	1,653	21,770
	Chemicals Total		5,121,380
Construction Materials – 0.6%
	Cemex SA de CV, ADR	10,919	622,057
	Eagle Materials, Inc.	770	36,575
	Martin Marietta Materials, Inc.	1,085	98,898
	Vulcan Materials Co.	17,425	1,359,150
	Construction Materials Total		2,116,680
Containers & Packaging – 0.0%
	AptarGroup, Inc.	350	17,364
	Crown Holdings, Inc. (a)	3,900	60,723
	Greif, Inc., Class A	590	44,226
	Packaging Corp. of America	2,200	48,444
	Containers & Packaging Total		170,757
Metals & Mining – 1.0%
	Allegheny Technologies, Inc.	7,280	504,067
	AMCOL International Corp.	550	14,493
	Carpenter Technology Corp.	380	43,890
	Coeur d’Alene Mines Corp. (a)	3,370	16,210
	Freeport-McMoRan Copper & Gold, Inc., Class B	9,765	541,079
	Kobe Steel Ltd.	91,000	286,054
	Metal Management, Inc.	760	23,271
	Nucor Corp.	5,250	284,812
	Phelps Dodge Corp.	9,490	779,698
	Reliance Steel & Aluminum Co.	490	40,645
	Rio Tinto PLC	5,610	294,314
	RTI International Metals, Inc. (a)	530	29,595
	Salzgitter AG	4,622	390,984
	ThyssenKrupp AG	3,050	104,150
	United States Steel Corp.	2,000	140,240
	Worthington Industries, Inc.	1,570	32,892

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Zinifex Ltd.	4,790	35,965
Metals & Mining Total		3,562,359
Paper & Forest Products – 0.0%
Glatfelter Co.	1,280	20,313
Mercer International, Inc. (a)	1,700	14,756
Paper & Forest Products Total		35,069
MATERIALS TOTAL		11,006,245
TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	33,752	941,343
Chunghwa Telecom Co., Ltd., ADR	14,400	265,968
Nippon Telegraph & Telephone Corp.	61	298,776
North Pittsburgh Systems, Inc.	630	17,363
Qwest Communications International, Inc. (a)	1	8
Talk America Holdings, Inc. (a)	1,142	7,069
Time Warner Telecom, Inc., Class A (a)	37,996	564,240
Verizon Communications, Inc.	26,485	886,983
Diversified Telecommunication Services Total		2,981,750
Wireless Telecommunication Services – 0.8%
American Tower Corp., Class A (a)	38,394	1,194,821
China Mobile Ltd.	25,500	145,883
Crown Castle International Corp. (a)	3,070	106,038
Dobson Communications Corp., Class A (a)	6,290	48,622
Millicom International Cellular SA (a)	1,005	45,657
NII Holdings, Inc. (a)	17,900	1,009,202
SBA Communications Corp., Class A (a)	1,793	46,869
Taiwan Mobile Co., Ltd	218,000	216,984
Wireless Telecommunication Services Total		2,814,076
TELECOMMUNICATION SERVICES TOTAL		5,795,826
UTILITIES – 2.0%
Electric Utilities – 1.5%
ALLETE, Inc.	360	17,046
E.ON AG	4,386	504,201
Edison International	29,000	1,131,000
El Paso Electric Co. (a)	900	18,144
Endesa SA	9,482	329,756
Entergy Corp.	14,657	1,036,983
Exelon Corp.	14,947	849,438

		Shares	Value ($)

Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	FPL Group, Inc.	2,000	82,760
	Hawaiian Electric Industries, Inc.	1,600	44,656
	Maine & Maritimes Corp.	200	3,120
	MGE Energy, Inc.	350	10,903
	Otter Tail Corp.	510	13,938
	PPL Corp.	27,100	875,330
	Puget Energy, Inc.	760	16,325
	Terna S.p.A.	112,923	300,902
	Electric Utilities Total		5,234,502
Gas Utilities – 0.1%
	AGL Resources, Inc.	1,700	64,804
	Cascade Natural Gas Corp.	700	14,763
	Northwest Natural Gas Co.	490	18,145
	Questar Corp.	400	32,196
	Tokyo Gas Co., Ltd.	41,000	193,842
	WGL Holdings, Inc.	600	17,370
	Gas Utilities Total		341,120
Independent Power Producers & Energy Traders – 0.1%
	AES Corp. (a)	9,140	168,633
	Electric Power Development Co., Ltd.	4,800	183,254
	Independent Power Producers & Energy Traders Total		351,887
Multi-Utilities – 0.3%
	CH Energy Group, Inc.	590	28,320
	Energy East Corp.	1,800	43,074
	PG&E Corp.	19,458	764,310
	Sempra Energy	1,300	59,124
	Wisconsin Energy Corp.	2,000	80,600
	Multi-Utilities Total		975,428
	UTILITIES TOTAL		6,902,937

	Total Common Stocks (cost of $189,917,783)
			218,689,349

Par ($)
Corporate Fixed-Income Bonds & Notes – 12.1%
BASIC MATERIALS – 0.3%
Chemicals – 0.1%
Airgas, Inc.
	9.125% 10/01/11	120,000	125,700
Chemtura Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
	6.875% 06/01/16	25,000	24,125
EquiStar Chemicals LP
	10.125% 09/01/08	25,000	26,438
	10.625% 05/01/11	160,000	172,000
Nalco Co.
	7.750% 11/15/11	115,000	115,000
NOVA Chemicals Corp.
	6.500% 01/15/12	60,000	55,200
Chemicals Total			518,463
Forest Products & Paper – 0.1%
Boise Cascade LLC
	7.125% 10/15/14	190,000	169,575
Forest Products & Paper Total			169,575
Iron/Steel – 0.0%
Russel Metals, Inc.
	6.375% 03/01/14	130,000	120,088
United States Steel Corp.
	9.750% 05/15/10	40,000	42,600
Iron/Steel Total			162,688
Metals & Mining – 0.1%
Alcan, Inc.
	4.500% 05/15/13	400,000	365,410
Metals & Mining Total			365,410
BASIC MATERIALS TOTAL			1,216,136
COMMUNICATIONS – 1.6%
Media – 0.7%
CSC Holdings, Inc.
	7.625% 04/01/11	100,000	100,000
Dex Media West LLC
	9.875% 08/15/13	85,000	92,119
DirecTV Holdings LLC
	6.375% 06/15/15	90,000	83,025
	8.375% 03/15/13	144,000	150,840
EchoStar DBS Corp.
	5.750% 10/01/08	130,000	127,075
	6.625% 10/01/14	165,000	154,688
Emmis Operating Co.
	6.875% 05/15/12	130,000	128,375
Jones Intercable, Inc.
	7.625% 04/15/08	525,000	539,752

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Lamar Media Corp.
	7.250% 01/01/13	340,000	334,900
LIN Television Corp.
	6.500% 05/15/13	175,000	159,687
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(b)	180,000	198,225
Rogers Cable, Inc.
	6.250% 06/15/13	225,000	211,500
Time Warner, Inc.
	6.625% 05/15/29	425,000	403,695
Media Total			2,683,881
Telecommunication Services – 0.9%
American Towers, Inc.
	7.250% 12/01/11	50,000	50,938
Cincinnati Bell, Inc.
	7.000% 02/15/15	65,000	61,262
Citizens Communications Co.
	9.000% 08/15/31	80,000	80,800
Embarq Corp.
	7.082% 06/01/16	30,000	29,813
	7.995% 06/01/36	30,000	30,115
Intelsat Bermuda Ltd.
	9.250% 06/15/16(b)	45,000	46,631
Lucent Technologies, Inc.
	6.450% 03/15/29	70,000	59,500
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	225,000	275,221
Nextel Communications, Inc.
	7.375% 08/01/15	160,000	163,017
Qwest Corp.
	8.875% 03/15/12	355,000	377,187
Rogers Wireless, Inc.
	7.500% 03/15/15	110,000	111,375
	8.000% 12/15/12	90,000	92,475
Sprint Capital Corp.
	6.875% 11/15/28	275,000	275,456
Telefonica Emisones SAU
	5.984% 06/20/11	400,000	399,138

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Verizon Global Funding Corp.
	7.750% 12/01/30	700,000	748,989
Vodafone Group PLC
	7.750% 02/15/10	225,000	237,703
Windstream Corp.
	8.625% 08/01/16(b)	40,000	40,800
Telecommunication Services Total			3,080,420
COMMUNICATIONS TOTAL			5,764,301
CONSUMER CYCLICAL – 1.5%
Airlines – 0.1%
United Airlines, Inc.
	9.200% 03/22/08(c)(d)	1,014,042	486,740
Airlines Total			486,740
Apparel – 0.0%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	130,000	128,050
Apparel Total			128,050
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	225,000	254,220
Auto Manufacturers Total			254,220
Auto Parts & Equipment – 0.1%
Accuride Corp.
	8.500% 02/01/15	50,000	48,250
TRW Automotive, Inc.
	9.375% 02/15/13	120,000	127,500
Auto Parts & Equipment Total			175,750
Entertainment – 0.2%
Cinemark USA, Inc.
	9.000% 02/01/13	165,000	173,250
Speedway Motorsports, Inc.
	6.750% 06/01/13	167,000	161,990
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	175,000	168,000
Warner Music Group
	7.375% 04/15/14	170,000	164,475
Entertainment Total			667,715
Home Builders – 0.2%
Beazer Homes USA, Inc.
	6.875% 07/15/15	115,000	105,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
D.R. Horton, Inc.
	5.625% 09/15/14	350,000	320,371
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	60,000	56,100
	6.375% 12/15/14	35,000	30,712
	6.500% 01/15/14	70,000	62,475
KB Home
	8.625% 12/15/08	150,000	153,750
	Home Builders Total		728,633
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	95,000	95,000
	Home Furnishings Total		95,000
Leisure Time – 0.1%
Leslie’s Poolmart
	7.750% 02/01/13	65,000	63,212
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	100,000	97,875
	8.750% 02/02/11	145,000	155,694
	Leisure Time Total		316,781
Lodging – 0.4%
Caesars Entertainment, Inc.
	7.875% 03/15/10	25,000	25,844
	9.375% 02/15/07	35,000	35,613
CCM Merger, Inc.
	8.000% 08/01/13(b)	100,000	94,250
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	90,000	90,675
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	300,000	276,752
Hilton Hotels Corp.
	7.500% 12/15/17	65,000	66,303
Kerzner International Ltd.
	6.750% 10/01/15	95,000	98,800
MGM Mirage
	6.000% 10/01/09	95,000	92,387
	8.500% 09/15/10	145,000	151,887

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	185,000	192,400
Station Casinos, Inc.
	6.875% 03/01/16	35,000	32,813
Wynn Las Vegas LLC
	6.625% 12/01/14	175,000	166,469
Lodging Total			1,324,193
Retail – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	45,000	42,075
AutoNation, Inc.
	7.000% 04/15/14(b)	25,000	24,750
	7.045% 04/15/13(b)(e)	15,000	15,150
Couche-Tard US LP
	7.500% 12/15/13	165,000	164,175
Domino’s, Inc.
	8.250% 07/01/11	115,000	119,313
Group 1 Automotive, Inc.
	8.250% 08/15/13	90,000	91,125
Wal-Mart Stores, Inc.
	4.000% 01/15/10	600,000	569,589
Retail Total			1,026,177
CONSUMER CYCLICAL TOTAL			5,203,259
CONSUMER NON-CYCLICAL – 1.7%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16(b)	50,000	48,813
Agriculture Total			48,813
Beverages – 0.3%
Constellation Brands, Inc.
	8.125% 01/15/12	250,000	258,125
Cott Beverages, Inc.
	8.000% 12/15/11	220,000	219,450
Diageo Capital PLC
	3.375% 03/20/08	550,000	529,672
Beverages Total			1,007,247
Commercial Services – 0.2%
Avis Budget Car Rental LLC
	7.625% 05/15/14(b)	55,000	53,075

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
	7.750% 05/15/16(b)	25,000	24,125
Corrections Corp. of America
	6.250% 03/15/13	50,000	47,313
	7.500% 05/01/11	225,000	227,250
Iron Mountain, Inc.
	7.750% 01/15/15	10,000	9,600
	8.625% 04/01/13	45,000	45,225
NationsRent, Inc.
	9.500% 10/15/10	50,000	53,375
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	60,000	54,573
Service Corp. International
	6.750% 04/01/16	15,000	13,856
Stewart Enterprises, Inc.
	6.250% 02/15/13	80,000	72,800
United Rentals, Inc.
	7.000% 02/15/14	90,000	82,350
Commercial Services Total			683,542
Cosmetics/Personal Care – 0.1%
Procter & Gamble Co.
	4.750% 06/15/07	350,000	346,372
Cosmetics/Personal Care Total			346,372
Food – 0.2%
Dean Foods Co.
	7.000% 06/01/16	120,000	116,400
Del Monte Corp.
	6.750% 02/15/15	130,000	120,575
Kroger Co.
	6.200% 06/15/12	450,000	447,247
Food Total			684,222
Healthcare Products – 0.1%
Baxter FinCo BV
	4.750% 10/15/10	450,000	430,099
Healthcare Products Total			430,099
Healthcare Services – 0.5%
Community Health Systems
	6.500% 12/15/12	40,000	37,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Coventry Health Care, Inc.
	5.875% 01/15/12	175,000	167,533
Extendicare Health Services, Inc.
	6.875% 05/01/14	85,000	88,825
	9.500% 07/01/10	15,000	15,675
Fisher Scientific International, Inc.
	6.750% 08/15/14	165,000	164,794
HCA, Inc.
	6.950% 05/01/12	240,000	234,508
Select Medical Corp.
	7.625% 02/01/15	35,000	30,275
Triad Hospitals, Inc.
	7.000% 05/15/12	75,000	74,625
	7.000% 11/15/13	5,000	4,850
UnitedHealth Group, Inc.
	3.375% 08/15/07	600,000	584,849
WellPoint, Inc.
	6.800% 08/01/12	500,000	521,252
Healthcare Services Total			1,924,986
Household Products/Wares – 0.2%
American Greetings Corp.
	7.375% 06/01/16	80,000	80,000
Fortune Brands, Inc.
	5.125% 01/15/11	350,000	335,156
Scotts Co.
	6.625% 11/15/13	175,000	168,875
Household Products/Wares Total			584,031
Pharmaceuticals – 0.1%
AmerisourceBergen Corp.
	5.625% 09/15/12(b)	90,000	86,744
Mylan Laboratories, Inc.
	6.375% 08/15/15	70,000	66,763
Omnicare, Inc.
	6.750% 12/15/13	70,000	66,675
Pharmaceuticals Total			220,182
CONSUMER NON-CYCLICAL TOTAL			5,929,494
ENERGY – 1.0%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	105,000	100,537

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Coal – (continued)
Massey Energy Co.
	6.875% 12/15/13	95,000	88,113
Peabody Energy Corp.
	5.875% 04/15/16	75,000	68,813
	6.875% 03/15/13	160,000	157,200
Coal Total			414,663
Oil & Gas – 0.5%
Chesapeake Energy Corp.
	6.375% 06/15/15	55,000	51,150
	7.500% 09/15/13	160,000	160,000
Compton Petroleum Corp.
	7.625% 12/01/13	55,000	51,838
Marathon Oil Corp.
	6.800% 03/15/32	375,000	388,466
Newfield Exploration Co.
	6.625% 09/01/14	225,000	211,500
Plains Exploration & Production Co.
	7.125% 06/15/14	205,000	201,925
Pogo Producing Co.
	6.625% 03/15/15	130,000	118,950
Pride International, Inc.
	7.375% 07/15/14	120,000	120,600
Tesoro Corp.
	6.625% 11/01/15(b)	55,000	52,112
Valero Energy Corp.
	6.875% 04/15/12	300,000	311,012
Oil & Gas Total			1,667,553
Oil & Gas Services – 0.1%
Grant Prideco, Inc.
	6.125% 08/15/15	200,000	184,000
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	130,000	120,575
Universal Compression, Inc.
	7.250% 05/15/10	155,000	153,837
Oil & Gas Services Total			458,412
Pipelines – 0.3%
Atlas Pipeline Partners LP
	8.125% 12/15/15(b)	65,000	65,406

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Colorado Interstate Gas Co.
	6.800% 11/15/15	75,000	72,188
MarkWest Energy Partners LP
	6.875% 11/01/14	115,000	105,800
TransCanada Corp.
	5.850% 03/15/36	550,000	513,451
Williams Companies, Inc.
	6.375% 10/01/10(b)	60,000	58,650
	8.125% 03/15/12	220,000	228,800
Pipelines Total			1,044,295
ENERGY TOTAL			3,584,923
FINANCIALS – 3.4%
Banks – 0.7%
HSBC Capital Funding LP
	9.547% 12/31/49(b)(e)	800,000	899,480
Wachovia Corp.
	4.875% 02/15/14	825,000	768,990
Wells Fargo & Co.
	5.125% 09/01/12	900,000	866,815
Banks Total			2,535,285
Diversified Financial Services – 2.2%
American Express Credit Corp.
	3.000% 05/16/08	600,000	571,894
Capital One Bank
	4.875% 05/15/08	275,000	270,865
Citicorp Lease
	8.040% 12/15/19(b)	1,900,000	2,145,155
Countrywide Home Loans, Inc.
	4.125% 09/15/09	400,000	379,993
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	500,000	484,241
E*Trade Financial Corp.
	7.375% 09/15/13	85,000	85,000
	8.000% 06/15/11	40,000	40,900
General Electric Capital Corp.
	5.000% 01/08/16	1,025,000	962,977
Goldman Sachs Group, Inc.
	6.345% 02/15/34	475,000	444,316
JPMorgan Chase Capital XV
	5.875% 03/15/35	600,000	530,339

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
LaBranche & Co., Inc.
	11.000% 05/15/12	10,000	10,950
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	575,000	554,160
Morgan Stanley
	6.750% 04/15/11	570,000	592,637
SLM Corp.
	5.375% 05/15/14	700,000	669,116
Diversified Financial Services Total			7,742,543
Insurance – 0.3%
American International Group, Inc.
	2.875% 05/15/08	850,000	807,962
Insurance Total			807,962
Real Estate Investment Trusts – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	525,000	531,344
Host Marriott LP
	6.375% 03/15/15	90,000	84,150
Rouse Co. LP
	6.750% 05/01/13(b)	110,000	107,726
Real Estate Investment Trusts Total			723,220
FINANCIALS TOTAL			11,809,010
INDUSTRIALS – 1.4%
Aerospace & Defense – 0.3%
DRS Technologies, Inc.
	6.625% 02/01/16	130,000	123,825
L-3 Communications Corp.
	7.625% 06/15/12	300,000	303,750
Raytheon Co.
	8.300% 03/01/10	500,000	540,488
Sequa Corp.
	9.000% 08/01/09	125,000	131,562
Aerospace & Defense Total			1,099,625
Electronics – 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	85,000	79,581
Electronics Total			79,581

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)

Environmental Control – 0.2%
Allied Waste North America, Inc.
	7.125% 05/15/16(b)	95,000	89,775
	7.875% 04/15/13	120,000	120,600
Waste Management, Inc.
	7.375% 08/01/10	500,000	526,784
Environmental Control Total			737,159
Machinery – 0.2%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	350,000	340,725
John Deere Capital Corp.
	4.625% 04/15/09	500,000	486,297
Machinery Total			827,022
Machinery-Diversified – 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	120,000	117,000
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	175,000	170,625
Machinery-Diversified Total			287,625
Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
	6.300% 05/01/14(b)	85,000	74,269
Trinity Industries, Inc.
	6.500% 03/15/14	70,000	68,338
Miscellaneous Manufacturing Total			142,607
Packaging & Containers – 0.3%
Ball Corp.
	6.875% 12/15/12	150,000	147,375
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15(b)	70,000	68,600
Jefferson Smurfit Corp.
	8.250% 10/01/12	100,000	92,500
Owens-Illinois, Inc.
	7.500% 05/15/10	240,000	234,000
Silgan Holdings, Inc.
	6.750% 11/15/13	300,000	290,250
Smurfit-Stone Container Corp.
	8.375% 07/01/12	125,000	117,500
Packaging & Containers Total			950,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – 0.3%
Bristow Group, Inc.
	6.125% 06/15/13	155,000	143,375
FedEx Corp.
	7.530% 09/23/06	26,836	26,902
Overseas Shipholding Group
	8.250% 03/15/13	165,000	170,775
Stena AB
	7.500% 11/01/13	125,000	121,406
Teekay Shipping Corp.
	8.875% 07/15/11	415,000	434,713
Transportation Total			897,171
INDUSTRIALS TOTAL			5,021,015
TECHNOLOGY – 0.2%
Computers – 0.1%
International Business Machines Corp.
	6.220% 08/01/27	425,000	422,541
Computers Total			422,541
Office/Business Equipment – 0.0%
Xerox Corp.
	6.400% 03/15/16	25,000	23,594
	7.125% 06/15/10	50,000	50,562
Office/Business Equipment Total			74,156
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	150,000	150,375
Semiconductors Total			150,375
TECHNOLOGY TOTAL			647,072
UTILITIES – 1.0%
Electric – 0.9%
AES Corp.
	7.750% 03/01/14	75,000	75,375
American Electric Power Co., Inc.
	5.250% 06/01/15	425,000	398,815
CenterPoint Energy Houston Electric LLC
	5.750% 01/15/14	475,000	464,561
CMS Energy Corp.
	6.875% 12/15/15	30,000	28,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
	8.500% 04/15/11	25,000	26,063
Edison Mission Energy
	7.730% 06/15/09	45,000	45,450
Exelon Generation Co. LLC
	6.950% 06/15/11	400,000	416,125
Midamerican Energy Holdings Co.
	6.125% 04/01/36(b)	400,000	373,398
Mirant North America LLC
	7.375% 12/31/13(b)	85,000	82,450
MSW Energy Holdings II LLC
	7.375% 09/01/10	50,000	50,187
Nevada Power Co.
	5.875% 01/15/15	80,000	75,142
	6.500% 04/15/12	50,000	49,419
NorthWestern Corp.
	5.875% 11/01/14	10,000	9,800
NRG Energy, Inc.
	7.250% 02/01/14	35,000	34,169
	7.375% 02/01/16	85,000	82,981
Scottish Power PLC
	5.375% 03/15/15	525,000	497,922
TECO Energy, Inc.
	6.750% 05/01/15	100,000	98,000
	7.000% 05/01/12	65,000	64,675
Virginia Electric & Power Co.
	5.375% 02/01/07	325,000	324,122
Electric Total			3,197,004
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	275,000	267,238
Gas Total			267,238
UTILITIES TOTAL			3,464,242

	Total Corporate Fixed-Income Bonds & Notes (cost of $44,709,465)		42,639,452

Mortgage-Backed Securities – 8.1%
Federal Home Loan Mortgage Corp.
	5.000% 06/01/20	2,213,814	2,131,428
	5.000% 08/01/20	2,792,146	2,688,237
	5.500% 12/01/20	1,235,611	1,212,329

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.500% 01/01/21	1,542,755	1,513,686
	5.500% 04/01/36	4,710,000	4,524,151
	6.500% 02/01/11	72,363	73,101
	6.500% 04/01/11	101,639	102,861
	6.500% 05/01/11	64,749	65,572
	6.500% 10/01/11	39,890	40,333
	6.500% 07/01/16	22,428	22,699
	6.500% 04/01/26	37,684	38,081
	6.500% 06/01/26	45,309	45,788
	6.500% 02/01/27	220,943	223,307
	6.500% 09/01/28	101,501	102,600
	6.500% 06/01/31	67,111	67,765
	6.500% 07/01/31	20,046	20,246
	7.000% 07/01/28	74,001	75,859
	7.000% 04/01/29	41,836	42,886
	7.000% 01/01/30	42,500	43,532
	7.000% 06/01/31	12,584	12,899
	7.000% 08/01/31	160,771	164,788
	7.500% 07/01/15	9,160	9,540
	7.500% 08/01/15	1,084	1,129
	7.500% 01/01/30	74,594	77,222
	8.000% 09/01/15	52,191	55,054
Federal National Mortgage Association
	5.000% 01/01/18	672,891	649,543
	5.000% 06/01/18	4,815,060	4,647,765
	5.000% 08/01/20	774,016	745,686
	5.500% 08/01/35	523,655	503,323
	5.500% 10/01/35	2,855,287	2,744,423
	6.000% 07/01/35	497,236	489,790
	6.120% 10/01/08	2,254,121	2,253,374
	6.500% 03/01/11	7,711	7,803
	6.500% 08/01/34	722,235	726,468
	7.000% 03/01/15	101,660	104,319
	7.000% 07/01/16	18,527	19,000
	7.000% 02/01/31	30,575	31,343
	7.000% 07/01/31	211,941	217,157
	7.000% 07/01/32	33,019	33,826
	7.500% 06/01/15	37,268	38,777
	7.500% 08/01/15	43,898	45,676
	7.500% 09/01/15	29,574	30,771
	7.500% 02/01/31	50,975	52,811

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 08/01/31	33,337	34,482
	8.000% 12/01/29	35,857	37,883
	8.000% 04/01/30	42,233	44,571
	8.000% 05/01/30	8,667	9,147
	8.000% 07/01/31	30,823	32,538
	TBA,
	6.000% 07/18/21	233,900	234,704
Government National Mortgage Association
	6.000% 04/15/13	14,243	14,322
	6.500% 05/15/13	24,083	24,497
	6.500% 06/15/13	15,534	15,800
	6.500% 08/15/13	25,350	25,786
	6.500% 11/15/13	118,692	120,731
	6.500% 07/15/14	69,610	70,818
	6.500% 01/15/29	11,972	12,155
	6.500% 03/15/29	87,243	88,575
	6.500% 04/15/29	184,984	187,806
	6.500% 05/15/29	176,339	179,030
	6.500% 07/15/31	70,112	71,084
	7.000% 11/15/13	313,170	322,802
	7.000% 05/15/29	33,716	34,794
	7.000% 09/15/29	52,051	53,715
	7.000% 06/15/31	36,410	37,565
	7.500% 06/15/23	1,062	1,110
	7.500% 01/15/26	30,701	32,152
	7.500% 09/15/29	134,354	140,515
	8.000% 07/15/25	21,377	22,690
	8.500% 12/15/30	5,246	5,633
	9.000% 12/15/17	41,742	44,608

	Total Mortgage-Backed Securities (cost of $29,095,064)		28,596,461

Government & Agency Obligations – 6.0%
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Province of Quebec
	5.000% 07/17/09	600,000	590,527
United Mexican States
	7.500% 04/08/33	550,000	578,600
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,169,127
U.S. GOVERNMENT AGENCIES – 1.1%
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	1,280,000	1,323,763

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association
	5.250% 08/01/12	2,740,000	2,677,153
U.S. GOVERNMENT AGENCIES TOTAL			4,000,916
U.S. GOVERNMENT OBLIGATIONS – 4.6%
U.S. Treasury Bonds
	6.250% 08/15/23	2,675,000	2,950,233
	7.250% 05/15/16	5,645,000	6,536,295
U.S. Treasury Inflation Indexed Notes
	3.875% 01/15/09	1,578,378	1,634,854
U.S. Treasury Note
	3.875% 02/15/13	5,285,000	4,919,590
U.S. GOVERNMENT OBLIGATIONS TOTAL			16,040,972

	Total Government & Agency Obligations (cost of $21,818,221)		21,211,015

Collateralized Mortgage Obligations – 3.8%
AGENCY – 3.3%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/18	2,000,000	1,912,862
	5.000% 12/15/15	1,568,586	1,556,277
	5.500% 10/15/25	1,449,097	1,440,366
	6.000% 02/15/28	1,300,000	1,305,575
Federal National Mortgage Association
	5.000% 12/25/15	1,200,000	1,179,102
	5.500% 06/15/34	2,500,000	2,383,735
	6.000% 04/25/32	1,940,000	1,932,586
AGENCY TOTAL			11,710,503
NON-AGENCY – 0.5%
American Mortgage Trust
	8.445% 09/27/22	15,591	9,350
Countrywide Alternative Loan Trust
	5.250% 08/25/35	790,085	777,057
	5.500% 10/25/35	1,067,580	1,052,692
Rural Housing Trust
	6.330% 04/01/26	48,437	48,008
NON-AGENCY TOTAL			1,887,107

	Total Collateralized Mortgage Obligations (cost of $13,926,280)		13,597,610

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – 2.1%
First Union Chase Commercial Mortgage
	6.645% 06/15/31	421,858	427,840
GS Mortgage Securities Corp. II
	6.620% 10/18/30	1,951,635	1,966,956
JPMorgan Commercial Mortgage Finance Corp.
	6.507% 10/15/35	1,368,036	1,378,241
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	1,000,000	1,024,140
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	3,000,000	2,690,157

	Total Commercial Mortgage-Backed Securities (cost of $7,888,807)		7,487,334

Asset-Backed Securities – 0.5%
Consumer Funding LLC
	5.430% 04/20/15	820,000	806,788
Green Tree Financial Corp.
	6.870% 01/15/29	213,891	217,237
Origen Manufactured Housing
	3.380% 08/15/17	713,626	697,186
Providian Gateway Master Trust
	3.350% 09/15/11(b)	250,000	243,577

	Total Asset-Backed Securities (cost of $2,041,360)		1,964,788

		Shares
Convertible Preferred Stocks – 0.1%
FINANCIALS – 0.1%
Insurance – 0.1%
	XL Capital Ltd., 7.000%	15,917	377,869
Insurance Total			377,869
FINANCIALS TOTAL			377,869
	Total Convertible Preferred Stocks (cost of $400,599)		377,869
Investment Company – 0.1%
	iShares MSCI EAFE Index Fund	3,292	215,264

	Total Investment Company (cost of $207,350)		215,264

		Par ($)
Short-Term Obligations – 5.7%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%
United States Treasury Bill
	4.785% 09/14/06	400,000	396,012
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL			396,012
REPURCHASE AGREEMENT – 5.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by U.S. Treasury Bonds and Notes with various maturity dates to 02/15/21, market value of $20,209,184 (repurchase proceeds $19,794,255)	19,787,000	19,787,000

	Total Short-Term Obligations (cost of $20,183,012)		20,183,012

Total Investments – 100.4% (cost of $330,187,941)(f)(g)	354,962,154

Other Assets & Liabilities, Net – (0.4)%	(1,545,748)

Net Assets – 100.0%	353,416,406

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $5,674,642, which represents 1.6% of net assets.

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2006, the value of this security represents 0.1% of net assets.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2006, the value of these securities amounted to $486,740, which represents 0.1% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(f)	Cost for federal income tax purposes is $330,187,941.

(g)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$33,537,119	$(8,762,906)	$24,774,213

Acronym	Name

ADR	American Depositary Receipt
AMBAC	Ambac Assurance Corp.
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Common Stock Fund

	Shares	Value ($)*
Common Stocks – 96.5%
CONSUMER DISCRETIONARY – 15.9%
Diversified Consumer Services – 0.9%
Apollo Group, Inc., Class A (a)	79,400	4,102,598
Diversified Consumer Services Total		4,102,598
Hotels, Restaurants & Leisure – 0.8%
Hilton Hotels Corp.	118,700	3,356,836
Hotels, Restaurants & Leisure Total		3,356,836
Leisure Equipment & Products – 0.4%
Hasbro, Inc.	100,729	1,824,202
Leisure Equipment & Products Total		1,824,202
Media – 10.7%
Clear Channel Communications, Inc.	134,790	4,171,750
Comcast Corp., Class A (a)	243,300	7,965,642
Liberty Global, Inc., Class A (a)	118,907	2,556,501
Liberty Global, Inc., Series C (a)	107,511	2,211,501
Liberty Media Holding Corp., Capital Series A (a)	43,440	3,638,969
News Corp., Class A	448,290	8,598,202
Omnicom Group, Inc.	57,100	5,087,039
Sirius Satellite Radio, Inc. (a)	1,257,300	5,972,175
Time Warner, Inc.	408,260	7,062,898
Media Total		47,264,677
Multi-line Retail – 1.4%
Kohl’s Corp. (a)	102,300	6,047,976
Multi-line Retail Total		6,047,976
Textiles, Apparel & Luxury Goods – 1.7%
Coach, Inc. (a)	110,700	3,309,930
NIKE, Inc., Class B	53,200	4,309,200
Textiles, Apparel & Luxury Goods Total		7,619,130
CONSUMER DISCRETIONARY TOTAL		70,215,419
CONSUMER STAPLES – 6.6%
Beverages – 1.7%
Coca-Cola Co.	176,160	7,578,403
Beverages Total		7,578,403
Food & Staples Retailing – 0.9%
Sysco Corp.	126,300	3,859,728
Food & Staples Retailing Total		3,859,728
Food Products – 1.8%
ConAgra Foods, Inc.	150,400	3,325,344
Smithfield Foods, Inc. (a)	160,800	4,635,864
Food Products Total		7,961,208

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.2%
Colgate-Palmolive Co.	90,020	5,392,198
Household Products Total		5,392,198
Tobacco – 1.0%
Altria Group, Inc.	59,215	4,348,158
Tobacco Total		4,348,158
CONSUMER STAPLES TOTAL		29,139,695
ENERGY – 4.2%
Energy Equipment & Services – 1.6%
Dresser-Rand Group, Inc. (a)	126,500	2,970,220
Transocean, Inc. (a)	52,190	4,191,901
Energy Equipment & Services Total		7,162,121
Oil, Gas & Consumable Fuels – 2.6%
Anadarko Petroleum Corp.	55,400	2,642,026
Apache Corp.	54,500	3,719,625
Devon Energy Corp.	84,310	5,093,167
Oil, Gas & Consumable Fuels Total		11,454,818
ENERGY TOTAL		18,616,939
FINANCIALS – 20.7%
Capital Markets – 2.6%
E*TRADE Financial Corp. (a)	144,060	3,287,449
Lazard Ltd., Class A	23,590	953,036
Legg Mason, Inc.	26,400	2,627,328
Morgan Stanley	71,380	4,511,930
Capital Markets Total		11,379,743
Commercial Banks – 1.2%
Wachovia Corp.	97,355	5,264,958
Commercial Banks Total		5,264,958
Consumer Finance – 0.6%
American Express Co.	49,240	2,620,553
Consumer Finance Total		2,620,553
Diversified Financial Services – 4.7%
Citigroup, Inc.	240,189	11,586,717
JPMorgan Chase & Co.	218,972	9,196,824
Diversified Financial Services Total		20,783,541
Insurance – 10.2%
ACE Ltd.	103,610	5,241,630
Ambac Financial Group, Inc.	74,800	6,066,280
American International Group, Inc.	136,080	8,035,524
Aspen Insurance Holdings Ltd.	172,800	4,024,512

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Berkshire Hathaway, Inc., Class B (a)	3,039	9,247,677
UnumProvident Corp.	367,390	6,660,781
Willis Group Holdings Ltd.	85,500	2,744,550
XL Capital Ltd., Class A	46,500	2,850,450
Insurance Total		44,871,404
Thrifts & Mortgage Finance – 1.4%
MGIC Investment Corp.	95,330	6,196,450
Thrifts & Mortgage Finance Total		6,196,450
FINANCIALS TOTAL		91,116,649
HEALTH CARE – 17.6%
Biotechnology – 3.3%
Amgen, Inc. (a)	63,782	4,160,500
Medimmune, Inc. (a)	136,740	3,705,654
Millennium Pharmaceuticals, Inc. (a)	692,260	6,901,832
Biotechnology Total		14,767,986
Health Care Equipment & Supplies – 2.8%
Baxter International, Inc.	67,600	2,484,976
Stryker Corp.	100,100	4,215,211
Zimmer Holdings, Inc. (a)	99,400	5,637,968
Health Care Equipment & Supplies Total		12,338,155
Health Care Providers & Services – 1.6%
AmerisourceBergen Corp.	54,000	2,263,680
Cardinal Health, Inc.	39,380	2,533,315
McKesson Corp.	47,610	2,251,001
Health Care Providers & Services Total		7,047,996
Health Care Technology – 1.1%
Emdeon Corp. (a)	386,940	4,801,926
Health Care Technology Total		4,801,926
Life Sciences Tools & Services – 1.8%
Thermo Electron Corp. (a)	62,450	2,263,188
Waters Corp. (a)	122,940	5,458,536
Life Sciences Tools & Services Total		7,721,724
Pharmaceuticals – 7.0%
Abbott Laboratories	169,087	7,373,884
Eli Lilly & Co.	64,700	3,575,969
Endo Pharmaceuticals Holdings, Inc. (a)	217,285	7,166,059
Forest Laboratories, Inc. (a)	105,200	4,070,188
Johnson & Johnson	111,190	6,662,505

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Teva Pharmaceutical Industries Ltd., ADR	62,500	1,974,375
Pharmaceuticals Total		30,822,980
HEALTH CARE TOTAL		77,500,767
INDUSTRIALS – 12.0%
Aerospace & Defense – 1.5%
Honeywell International, Inc.	160,250	6,458,075
Aerospace & Defense Total		6,458,075
Air Freight & Logistics – 1.0%
United Parcel Service, Inc., Class B	52,500	4,322,325
Air Freight & Logistics Total		4,322,325
Commercial Services & Supplies – 3.6%
ARAMARK Corp., Class B	172,410	5,708,495
Cendant Corp.	370,600	6,037,074
Cintas Corp.	101,370	4,030,471
Commercial Services & Supplies Total		15,776,040
Industrial Conglomerates – 3.6%
General Electric Co.	324,340	10,690,246
Tyco International Ltd.	198,200	5,450,500
Industrial Conglomerates Total		16,140,746
Machinery – 1.7%
Dover Corp.	153,885	7,606,536
Machinery Total		7,606,536
Road & Rail – 0.6%
Union Pacific Corp.	28,110	2,613,106
Road & Rail Total		2,613,106
INDUSTRIALS TOTAL		52,916,828
INFORMATION TECHNOLOGY – 17.5%
Communications Equipment – 3.4%
Avaya, Inc. (a)	330,400	3,773,168
Cisco Systems, Inc. (a)	402,300	7,856,919
Motorola, Inc.	154,300	3,109,145
Communications Equipment Total		14,739,232
Computers & Peripherals – 1.5%
Hewlett-Packard Co.	132,360	4,193,165
International Business Machines Corp.	33,715	2,589,986
Computers & Peripherals Total		6,783,151

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 0.5%
Symbol Technologies, Inc.	220,000	2,373,800
Electronic Equipment & Instruments Total		2,373,800
Internet Software & Services – 3.4%
eBay, Inc. (a)	183,300	5,368,857
VeriSign, Inc. (a)	295,600	6,849,052
Yahoo!, Inc. (a)	86,000	2,838,000
Internet Software & Services Total		15,055,909
Semiconductors & Semiconductor Equipment – 1.8%
ATI Technologies, Inc. (a)	385,143	5,623,088
Broadcom Corp., Class A (a)	73,670	2,213,783
Semiconductors & Semiconductor Equipment Total		7,836,871
Software – 6.9%
Microsoft Corp.	591,920	13,791,736
Oracle Corp. (a)	495,640	7,181,824
Symantec Corp. (a)	597,900	9,291,366
Software Total		30,264,926
INFORMATION TECHNOLOGY TOTAL		77,053,889
MATERIALS – 0.7%
Containers & Packaging – 0.7%
Smurfit-Stone Container Corp. (a)	291,420	3,188,135
Containers & Packaging Total		3,188,135
MATERIALS TOTAL		3,188,135
TELECOMMUNICATION SERVICES – 1.3%
Wireless Telecommunication Services – 1.3%
Sprint Nextel Corp.	286,600	5,729,134
Wireless Telecommunication Services Total		5,729,134
TELECOMMUNICATION SERVICES TOTAL		5,729,134

Total Common Stocks (cost of $378,634,337)		425,477,455

		Par ($)
Short-Term Obligations – 3.1%

	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 06/30/11, market value of $13,875,225 (repurchase proceeds $13,605,987)	13,601,000	13,601,000

	Total Short-Term Obligations (cost of $13,601,000)		13,601,000

5

Total Investments – 99.6% (cost of $392,235,337)(b)(c)	439,078,455

Other Assets & Liabilities, Net – 0.4%	1,580,990

Net Assets – 100.0%	440,659,445

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $392,235,337.

(c)	Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$53,861,321	$(7,018,203)	$46,843,118

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
June 30, 2006 (Unaudited)	Columbia Disciplined Value Fund

	Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 8.3%
Hotels, Restaurants & Leisure – 2.4%
McDonald’s Corp.	298,800	10,039,680
Hotels, Restaurants & Leisure Total		10,039,680
Household Durables – 1.8%
Centex Corp.	93,300	4,692,990
Pulte Homes, Inc.	104,300	3,002,797
Household Durables Total		7,695,787
Media – 3.0%
CBS Corp., Class B	386,500	10,454,825
Liberty Media Holding Corp., Capital Series A (a)	300	25,131
Time Warner, Inc.	51,200	885,760
Viacom, Inc., Class B (a)	29,200	1,046,528
Media Total		12,412,244
Specialty Retail – 1.1%
Autonation, Inc. (a)	106,900	2,291,936
Barnes & Noble, Inc.	57,300	2,091,450
Specialty Retail Total		4,383,386
CONSUMER DISCRETIONARY TOTAL		34,531,097
CONSUMER STAPLES – 7.6%
Beverages – 2.7%
Coca-Cola Co.	260,600	11,211,012
Beverages Total		11,211,012
Food Products – 1.4%
Kraft Foods, Inc., Class A	187,400	5,790,660
Food Products Total		5,790,660
Household Products – 0.3%
Colgate-Palmolive Co.	14,400	862,560
Procter & Gamble Co.	6,600	366,960
Household Products Total		1,229,520
Tobacco – 3.2%
Loews Corp. - Carolina Group	70,400	3,616,448
Reynolds American, Inc.	85,800	9,892,740
Tobacco Total		13,509,188
CONSUMER STAPLES TOTAL		31,740,380
ENERGY – 14.1%
Oil, Gas & Consumable Fuels – 14.1%
Anadarko Petroleum Corp.	55,500	2,646,795
Apache Corp.	8,300	566,475
Chevron Corp.	155,600	9,656,536

1

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
ConocoPhillips	249,600	16,356,288
Devon Energy Corp.	5,800	350,378
Exxon Mobil Corp. (b)	400,400	24,564,540
Frontier Oil Corp.	48,400	1,568,160
Hess Corp.	54,000	2,853,900
Sunoco, Inc.	4,700	325,663
Oil, Gas & Consumable Fuels Total		58,888,735
ENERGY TOTAL		58,888,735
FINANCIALS – 35.8%
Capital Markets – 8.9%
Goldman Sachs Group, Inc.	68,400	10,289,412
Lehman Brothers Holdings, Inc.	149,200	9,720,380
Mellon Financial Corp.	79,800	2,747,514
Merrill Lynch & Co., Inc.	26,000	1,808,560
Morgan Stanley	75,200	4,753,392
State Street Corp.	136,900	7,952,521
Capital Markets Total		37,271,779
Commercial Banks – 6.1%
BB&T Corp.	257,900	10,726,061
KeyCorp	63,500	2,265,680
National City Corp.	35,400	1,281,126
U.S. Bancorp	40,300	1,244,464
Wachovia Corp.	116,600	6,305,728
Wells Fargo & Co.	52,600	3,528,408
Commercial Banks Total		25,351,467
Diversified Financial Services – 6.1%
Citigroup, Inc.	311,900	15,046,056
JPMorgan Chase & Co.	251,400	10,558,800
Diversified Financial Services Total		25,604,856
Insurance – 13.4%
AFLAC, Inc.	13,700	634,995
Allstate Corp.	210,900	11,542,557
American International Group, Inc.	34,800	2,054,940
Assurant, Inc.	117,400	5,682,160
Conseco, Inc. (a)	28,800	665,280
Fidelity National Title Group, Inc., Class A	94,200	1,852,914
First American Corp.	159,600	6,746,292
Genworth Financial, Inc., Class A	78,900	2,748,876

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Hartford Financial Services Group, Inc.	12,700	1,074,420
Metlife, Inc.	1,000	51,210
Principal Financial Group, Inc.	95,500	5,314,575
Prudential Financial, Inc.	147,400	11,452,980
SAFECO Corp.	100,000	5,635,000
St. Paul Travelers Companies, Inc.	15,300	682,074
Insurance Total		56,138,273
Thrifts & Mortgage Finance – 1.3%
Countrywide Financial Corp.	71,600	2,726,528
Fannie Mae	32,100	1,544,010
Freddie Mac	17,300	986,273
Thrifts & Mortgage Finance Total		5,256,811
FINANCIALS TOTAL		149,623,186
HEALTH CARE – 7.1%
Health Care Providers & Services – 3.9%
AmerisourceBergen Corp.	218,400	9,155,328
CIGNA Corp.	69,300	6,826,743
McKesson Corp.	4,100	193,848
Health Care Providers & Services Total		16,175,919
Pharmaceuticals – 3.2%
King Pharmaceuticals, Inc. (a)	15,500	263,500
Pfizer, Inc.	561,400	13,176,058
Pharmaceuticals Total		13,439,558
HEALTH CARE TOTAL		29,615,477
INDUSTRIALS – 7.1%
Aerospace & Defense – 0.7%
General Dynamics Corp.	9,900	648,054
Northrop Grumman Corp.	38,800	2,485,528
Aerospace & Defense Total		3,133,582
Airlines – 1.2%
Southwest Airlines Co.	180,100	2,948,237
UAL Corp. (a)	62,200	1,929,444
Airlines Total		4,877,681
Building Products – 0.8%
USG Corp. (a)	46,800	3,413,124
Building Products Total		3,413,124
Commercial Services & Supplies – 2.5%
Cendant Corp.	647,400	10,546,146
Commercial Services & Supplies Total		10,546,146

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – 0.6%
General Electric Co.	70,400	2,320,384
Industrial Conglomerates Total		2,320,384
Machinery – 0.6%
Paccar, Inc.	400	32,952
SPX Corp.	45,300	2,534,535
Machinery Total		2,567,487
Road & Rail – 0.7%
Laidlaw International, Inc.	117,200	2,953,440
Road & Rail Total		2,953,440
INDUSTRIALS TOTAL		29,811,844
INFORMATION TECHNOLOGY – 3.4%
Communications Equipment – 0.0%
Motorola, Inc.	5,300	106,795
Communications Equipment Total		106,795
Computers & Peripherals – 2.2%
Hewlett-Packard Co.	288,700	9,146,016
Computers & Peripherals Total		9,146,016
Software – 1.2%
Reynolds & Reynolds Co., Class A	158,000	4,845,860
Software Total		4,845,860
INFORMATION TECHNOLOGY TOTAL		14,098,671
MATERIALS – 3.8%
Chemicals – 2.2%
Lyondell Chemical Co.	404,700	9,170,502
Chemicals Total		9,170,502
Metals & Mining – 1.6%
Nucor Corp.	125,900	6,830,075
Metals & Mining Total		6,830,075
MATERIALS TOTAL		16,000,577
TELECOMMUNICATION SERVICES – 5.7%
Diversified Telecommunication Services – 5.7%
AT&T, Inc.	263,900	7,360,171
BellSouth Corp.	98,900	3,580,180
CenturyTel, Inc.	21,100	783,865
Embarq Corp. (a)	26,200	1,073,938
Verizon Communications, Inc.	333,100	11,155,519
Diversified Telecommunication Services Total		23,953,673

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.0%
Sprint Nextel Corp.	200	3,998
Wireless Telecommunication Services Total		3,998
TELECOMMUNICATION SERVICES TOTAL		23,957,671
UTILITIES – 6.1%
Electric Utilities – 3.7%
American Electric Power Co., Inc.	42,200	1,445,350
Exelon Corp.	65,200	3,705,316
FirstEnergy Corp.	192,000	10,408,320
Electric Utilities Total		15,558,986
Independent Power Producers & Energy Traders – 1.2%
Constellation Energy Group, Inc.	30,700	1,673,764
Mirant Corp. (a)	125,000	3,350,000
Independent Power Producers & Energy Traders Total		5,023,764
Multi-Utilities – 1.2%
CenterPoint Energy, Inc.	186,500	2,331,250
DTE Energy Co.	66,800	2,721,432
Multi-Utilities Total		5,052,682
UTILITIES TOTAL		25,635,432

Total Common Stocks (cost of $367,745,322)		413,903,070

	Par ($)
Short-Term Obligations – 1.2%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 03/31/08, market value of $4,960,000 (repurchase proceeds $4,861,782)	4,860,000	4,860,000

Total Short-Term Obligations (cost of $4,860,000)		4,860,000

5

Total Investments – 100.2% (cost of $372,605,322)(c)(d)	418,763,070

Other Assets & Liabilities, Net – (0.2)%	(927,951)

Net Assets – 100.0%	417,835,119

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	A portion of this security, with a market value of $515,340 is being held as collateral for open futures contracts.

(c)	Cost for federal income tax purposes is $372,605,322.

(d)	Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$54,650,159	$(8,492,411)	$46,157,748

At June 30, 2006, the Fund held the following open long futures contracts:

				Expiration	Unrealized
Type	Contracts	Value	Aggregate Face Value	Date	Appreciation

S&P 500 Index	14	4,477,900	4,397,716	Sep-06	80,184

6

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Dividend Income Fund

		Shares	Value ($)*
Common Stocks – 91.5%
CONSUMER DISCRETIONARY – 6.2%
Hotels, Restaurants & Leisure – 1.8%
	McDonald’s Corp.	300,000	10,080,000
Hotels, Restaurants & Leisure Total			10,080,000
Media – 2.1%
	CBS Corp.	216,000	5,842,800
	McGraw-Hill Companies, Inc.	60,000	3,013,800
	Meredith Corp.	51,000	2,526,540
Media Total			11,383,140
Multi-line Retail – 1.6%
	Federated Department Stores, Inc.	76,000	2,781,600
	J.C. Penney Co., Inc.	89,000	6,008,390
Multi-line Retail Total			8,789,990
Specialty Retail – 0.7%
	Sherwin-Williams Co.	85,000	4,035,800
Specialty Retail Total			4,035,800
CONSUMER DISCRETIONARY TOTAL			34,288,930
CONSUMER STAPLES – 10.4%
Beverages – 4.1%
	Anheuser-Busch Companies, Inc.	170,000	7,750,300
	Diageo PLC, ADR	141,000	9,524,550
	PepsiCo, Inc.	88,000	5,283,520
Beverages Total			22,558,370
Food Products – 0.5%
	General Mills, Inc.	56,000	2,892,960
Food Products Total			2,892,960
Household Products – 2.4%
	Kimberly-Clark Corp.	91,000	5,614,700
	Procter & Gamble Co.	134,000	7,450,400
Household Products Total			13,065,100
Tobacco – 3.4%
	Altria Group, Inc.	150,000	11,014,500
	Reynolds American, Inc.	44,000	5,073,200
	UST, Inc.	60,000	2,711,400
Tobacco Total			18,799,100
CONSUMER STAPLES TOTAL			57,315,530
ENERGY – 8.9%
Oil, Gas & Consumable Fuels – 8.9%
	BP PLC, ADR	146,500	10,197,865
	Chevron Corp.	145,000	8,998,700
	Exxon Mobil Corp.	356,000	21,840,600

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Kinder Morgan, Inc.	34,200	3,416,238
	Royal Dutch Shell PLC, Class A, ADR	73,000	4,889,540
Oil, Gas & Consumable Fuels Total			49,342,943
ENERGY TOTAL			49,342,943
FINANCIALS – 28.1%
Capital Markets – 3.3%
	Bank of New York Co., Inc.	138,000	4,443,600
	Federated Investors, Inc., Class B	254,000	8,001,000
	Morgan Stanley	90,000	5,688,900
Capital Markets Total			18,133,500
Commercial Banks – 5.7%
	National City Corp.	160,000	5,790,400
	PNC Financial Services Group, Inc.	43,000	3,017,310
	U.S. Bancorp	263,000	8,121,440
	Wachovia Corp.	151,000	8,166,080
	Wells Fargo & Co.	98,000	6,573,840
Commercial Banks Total			31,669,070
Diversified Financial Services – 5.6%
	Citigroup, Inc.	414,000	19,971,360
	JPMorgan Chase & Co.	264,000	11,088,000
Diversified Financial Services Total			31,059,360
Insurance – 9.6%
	Arthur J. Gallagher & Co.	214,000	5,422,760
	Axis Capital Holdings Ltd.	94,000	2,689,340
	Chubb Corp.	104,000	5,189,600
	Lincoln National Corp.	190,000	10,723,600
	MBIA, Inc.	70,000	4,098,500
	St. Paul Travelers Companies, Inc.	183,000	8,158,140
	UnumProvident Corp.	529,223	9,594,813
	Willis Group Holdings Ltd.	216,000	6,933,600
Insurance Total			52,810,353
Real Estate Investment Trusts (REITs) – 2.4%
	Archstone-Smith Trust, REIT	45,000	2,289,150
	Equity Office Properties Trust, REIT	64,000	2,336,640
	Kimco Realty Corp., REIT	72,000	2,627,280
	New Plan Excel Realty Trust, REIT	190,000	4,691,100
	Vornado Realty Trust, REIT	10,500	1,024,275
Real Estate Investment Trusts (REITs) Total			12,968,445

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 1.5%
	Freddie Mac	150,000	8,551,500
Thrifts & Mortgage Finance Total			8,551,500
FINANCIALS TOTAL			155,192,228
HEALTH CARE – 9.2%
Pharmaceuticals – 9.2%
	Abbott Laboratories	145,000	6,323,450
	AstraZeneca PLC, ADR	110,000	6,580,200
	GlaxoSmithKline PLC, ADR	104,000	5,803,200
	Merck & Co., Inc.	143,000	5,209,490
	Novartis AG, ADR	125,000	6,740,000
	Pfizer, Inc.	864,000	20,278,080
Pharmaceuticals Total			50,934,420
HEALTH CARE TOTAL			50,934,420
INDUSTRIALS – 9.0%
Aerospace & Defense – 2.2%
	Boeing Co.	46,000	3,767,860
	Raytheon Co.	66,000	2,941,620
	United Technologies Corp.	88,000	5,580,960
Aerospace & Defense Total			12,290,440
Commercial Services & Supplies – 1.3%
	Waste Management, Inc.	204,000	7,319,520
Commercial Services & Supplies Total			7,319,520
Industrial Conglomerates – 4.5%
	General Electric Co.	656,000	21,621,760
	Textron, Inc.	33,000	3,041,940
Industrial Conglomerates Total			24,663,700
Machinery – 1.0%
	Deere & Co.	63,000	5,259,870
Machinery Total			5,259,870
INDUSTRIALS TOTAL			49,533,530
INFORMATION TECHNOLOGY – 6.4%
Communications Equipment – 1.1%
	Nokia Oyj, ADR	300,000	6,078,000
Communications Equipment Total			6,078,000
Computers & Peripherals – 2.4%
	Diebold, Inc.	80,000	3,249,600
	Hewlett-Packard Co.	235,000	7,444,800
	International Business Machines Corp.	34,000	2,611,880
Computers & Peripherals Total			13,306,280

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 0.9%
	Automatic Data Processing, Inc.	105,000	4,761,750
IT Services Total			4,761,750
Semiconductors & Semiconductor Equipment – 2.0%
	Intel Corp.	280,000	5,306,000
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	610,000	5,599,796
Semiconductors & Semiconductor Equipment Total			10,905,796
INFORMATION TECHNOLOGY TOTAL			35,051,826
MATERIALS – 2.4%
Chemicals – 1.7%
	Dow Chemical Co.	116,000	4,527,480
	E.I. du Pont de Nemours & Co.	66,000	2,745,600
	Lyondell Chemical Co.	100,000	2,266,000
Chemicals Total			9,539,080
Paper & Forest Products – 0.7%
	Weyerhaeuser Co.	56,000	3,486,000
Paper & Forest Products Total			3,486,000
MATERIALS TOTAL			13,025,080
TELECOMMUNICATION SERVICES – 6.6%
Diversified Telecommunication Services – 6.6%
	AT&T, Inc.	366,000	10,207,740
	BellSouth Corp.	327,000	11,837,400
	Verizon Communications, Inc.	420,000	14,065,800
Diversified Telecommunication Services Total			36,110,940
TELECOMMUNICATION SERVICES TOTAL			36,110,940
UTILITIES – 4.3%
Electric Utilities – 2.8%
	Edison International	70,000	2,730,000
	Entergy Corp.	40,000	2,830,000
	Exelon Corp.	50,000	2,841,500
	PPL Corp.	126,000	4,069,800
	Southern Co.	92,000	2,948,600
Electric Utilities Total			15,419,900
Multi-Utilities – 1.5%
	Dominion Resources, Inc.	72,000	5,384,880

4

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
	Public Service Enterprise Group, Inc.	45,000	2,975,400
Multi-Utilities Total			8,360,280
UTILITIES TOTAL			23,780,180

	Total Common Stocks (cost of $448,295,795)		504,575,607
Convertible Preferred Stocks – 5.1%
FINANCIALS – 4.4%
Diversified Financial Services – 0.5%
	Merrill Lynch & Co., Inc. 6.750%	75,500	2,925,625
Diversified Financial Services Total			2,925,625
Insurance – 3.9%
	Genworth Financial, Inc., 6.000	150,000	5,647,500
	Hartford Financial Services Group, Inc. 7.000%	72,500	5,428,438
	Metlife, Inc., 6.375%	112,000	3,094,000
	Platinum Underwriters Holdings Ltd., 6.000%	44,500	1,268,250
	XL Capital Ltd., 6.500%	292,000	6,094,040
Insurance Total			21,532,228
FINANCIALS TOTAL			24,457,853
MATERIALS – 0.7%
Metals & Mining – 0.7%
	Freeport-McMoRan Copper & Gold, Inc., 5.500%	3,000	3,760,125
Metals & Mining Total			3,760,125
MATERIALS TOTAL			3,760,125

	Total Convertible Preferred Stocks (cost of $27,184,579)		28,217,978

		Par ($)
Short-Term Obligation – 3.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Bond maturing 11/15/14, market value of $19,755,000 (repurchase proceeds $18,247,688)	18,241,000	18,241,000

	Total Short-Term Obligation (cost of $18,241,000)		18,241,000

5

Total Investments – 99.9% (cost of $493,721,374)(a)(b)	551,034,585

Other Assets & Liabilities, Net – 0.1%	820,957

Net Assets – 100.0%	551,855,542

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Cost for federal income tax purposes is $493,721,374.

(b)	Unrealized appreciation and depreciation at June 30,2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$74,139,710	$(16,826,499)	$57,313,211

Acronym	Name

ADR	American Depositary Receipt
MBIA	MBIA Insurance Corp.
REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Growth Stock Fund

		Shares	Value ($)*
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 12.8%
Diversified Consumer Services – 0.6%
	Sotheby’s (a)	92,700	2,433,375
Diversified Consumer Services Total			2,433,375
Hotels, Restaurants & Leisure – 1.7%
	Las Vegas Sands Corp. (a)	31,300	2,437,018
	Starbucks Corp. (a)	122,200	4,614,272
Hotels, Restaurants & Leisure Total			7,051,290
Media – 5.3%
	Comcast Corp., Class A (a)	159,100	5,208,934
	EchoStar Communications Corp., Class A (a)	174,600	5,379,426
	Lamar Advertising Co., Class A (a)	58,600	3,156,196
	News Corp., Class A	443,400	8,504,412
Media Total			22,248,968
Multi-Line Retail – 1.7%
	Kohl’s Corp. (a)	119,400	7,058,928
Multi-Line Retail Total			7,058,928
Specialty Retail – 3.5%
	Best Buy Co., Inc.	93,800	5,143,992
	Office Depot, Inc. (a)	142,900	5,430,200
	OfficeMax, Inc.	104,400	4,254,300
Specialty Retail Total			14,828,492
CONSUMER DISCRETIONARY TOTAL			53,621,053
CONSUMER STAPLES – 9.0%
Beverages – 3.9%
	Coca-Cola Co.	144,500	6,216,390
	PepsiCo, Inc.	167,700	10,068,708
Beverages Total			16,285,098
Food & Staples Retailing – 2.1%
	Wal-Mart Stores, Inc.	184,600	8,892,182
Food & Staples Retailing Total			8,892,182
Food Products – 0.8%
	Campbell Soup Co.	85,200	3,161,772
Food Products Total			3,161,772

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 2.2%
	Colgate-Palmolive Co.	157,400	9,428,260
Household Products Total			9,428,260
CONSUMER STAPLES TOTAL			37,767,312
ENERGY – 4.5%
Energy Equipment & Services – 1.6%
	Halliburton Co.	91,000	6,753,110
Energy Equipment & Services Total			6,753,110
Oil, Gas & Consumable Fuels – 2.9%
	EnCana Corp.	58,000	3,053,120
	Occidental Petroleum Corp.	64,600	6,624,730
	XTO Energy, Inc.	51,800	2,293,186
Oil, Gas & Consumable Fuels Total			11,971,036
ENERGY TOTAL			18,724,146
FINANCIALS – 7.7%
Capital Markets – 4.9%
	Bank of New York Co., Inc.	241,600	7,779,520
	Franklin Resources, Inc.	25,000	2,170,250
	Goldman Sachs Group, Inc.	14,600	2,196,278
	Merrill Lynch & Co., Inc.	62,000	4,312,720
	State Street Corp.	72,700	4,223,143
Capital Markets Total			20,681,911
Commercial Banks – 0.9%
	Wells Fargo & Co.	54,600	3,662,568
Commercial Banks Total			3,662,568
Insurance – 1.9%
	American International Group, Inc.	136,100	8,036,705
Insurance Total			8,036,705
FINANCIALS TOTAL			32,381,184
HEALTH CARE – 16.2%
Biotechnology – 4.3%
	Amgen, Inc. (a)	80,300	5,237,969
	Amylin Pharmaceuticals, Inc. (a)	47,900	2,364,823
	Genzyme Corp. (a)	83,700	5,109,885
	Vertex Pharmaceuticals, Inc. (a)	142,100	5,216,491
Biotechnology Total			17,929,168
Health Care Equipment & Supplies – 0.1%
	Varian Medical Systems, Inc. (a)	8,755	414,549
Health Care Equipment & Supplies Total			414,549

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 4.2%
	Cardinal Health, Inc.	90,200	5,802,566
	Caremark Rx, Inc.	152,900	7,625,123
	Quest Diagnostics, Inc.	70,600	4,230,352
Health Care Providers & Services Total			17,658,041
Life Sciences Tools & Services – 2.1%
	Covance, Inc. (a)	34,900	2,136,578
	Thermo Electron Corp. (a)	188,600	6,834,864
Life Sciences Tools & Services Total			8,971,442
Pharmaceuticals – 5.5%
	AstraZeneca PLC, ADR	98,200	5,874,324
	Johnson & Johnson	165,000	9,886,800
	Novartis AG, ADR	75,100	4,049,392
	Wyeth	69,700	3,095,377
Pharmaceuticals Total			22,905,893
HEALTH CARE TOTAL			67,879,093
INDUSTRIALS – 17.4%
Aerospace & Defense – 3.2%
	Boeing Co.	79,100	6,479,081
	United Technologies Corp.	108,100	6,855,702
Aerospace & Defense Total			13,334,783
Air Freight & Logistics – 1.9%
	United Parcel Service, Inc., Class B	95,600	7,870,748
Air Freight & Logistics Total			7,870,748
Commercial Services & Supplies – 2.9%
	Manpower, Inc.	82,900	5,355,340
	Waste Management, Inc.	192,800	6,917,664
Commercial Services & Supplies Total			12,273,004
Construction & Engineering – 0.8%
	Foster Wheeler Ltd. (a)	82,000	3,542,400
Construction & Engineering Total			3,542,400
Electrical Equipment – 2.3%
	Emerson Electric Co.	86,500	7,249,565
	Rockwell Automation, Inc.	30,700	2,210,707
Electrical Equipment Total			9,460,272
Industrial Conglomerates – 4.4%
	3M Co.	78,100	6,308,137
	General Electric Co.	361,800	11,924,928
Industrial Conglomerates Total			18,233,065

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 1.1%
	Illinois Tool Works, Inc.	96,800	4,598,000
Machinery Total			4,598,000
Road & Rail – 0.8%
	Burlington Northern Santa Fe Corp.	41,100	3,257,175
Road & Rail Total			3,257,175
INDUSTRIALS TOTAL			72,569,447
INFORMATION TECHNOLOGY – 24.3%
Communications Equipment – 5.0%
	Cisco Systems, Inc. (a)	541,000	10,565,730
	CommScope, Inc. (a)	78,200	2,457,044
	Corning, Inc. (a)	152,200	3,681,718
	Nokia Oyj, ADR	83,000	1,681,580
	QUALCOMM, Inc.	60,400	2,420,228
Communications Equipment Total			20,806,300
Computers & Peripherals – 2.5%
	Apple Computer, Inc. (a)	64,000	3,655,680
	Hewlett-Packard Co.	209,600	6,640,128
Computers & Peripherals Total			10,295,808
Internet Software & Services – 4.1%
	Akamai Technologies, Inc. (a)	93,400	3,380,146
	Google, Inc., Class A (a)	25,900	10,860,647
	Yahoo!, Inc. (a)	87,300	2,880,900
Internet Software & Services Total			17,121,693
IT Services – 0.3%
	Cognizant Technology Solutions Corp., Class A (a)	18,800	1,266,556
IT Services Total			1,266,556
Semiconductors & Semiconductor Equipment – 7.1%
	Fairchild Semiconductor International, Inc. (a)	180,500	3,279,685
	Intel Corp.	336,300	6,372,885
	Lam Research Corp. (a)	108,400	5,053,608
	NVIDIA Corp. (a)	185,900	3,957,811
	Samsung Electronics Co., Ltd., GDR (b)	6,300	1,979,775
	SiRF Technology Holdings, Inc. (a)	77,300	2,490,606
	Texas Instruments, Inc.	213,900	6,479,031
Semiconductors & Semiconductor Equipment Total			29,613,401

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 5.3%
	Autodesk, Inc. (a)	143,800	4,955,348
	Citrix Systems, Inc. (a)	162,400	6,518,736
	Microsoft Corp.	280,500	6,535,650
	SAP AG, ADR	83,700	4,395,924
Software Total			22,405,658
INFORMATION TECHNOLOGY TOTAL			101,509,416
MATERIALS – 4.4%
Chemicals – 2.9%
	Air Products & Chemicals, Inc.	70,200	4,487,184
	Dow Chemical Co.	132,500	5,171,475
	Monsanto Co.	26,900	2,264,711
	Tronox, Inc., Class B	9,000	118,530
Chemicals Total			12,041,900
Construction Materials – 1.0%
	Vulcan Materials Co.	53,800	4,196,400
Construction Materials Total			4,196,400
Metals & Mining – 0.5%
	Phelps Dodge Corp.	24,700	2,029,352
Metals & Mining Total			2,029,352
MATERIALS TOTAL			18,267,652
TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 0.7%
	Time Warner Telecom, Inc., Class A (a)	201,700	2,995,245
Diversified Telecommunication Services Total			2,995,245
Wireless Telecommunication Services – 2.5%
	American Tower Corp., Class A (a)	179,600	5,589,152
	NII Holdings, Inc. (a)	85,400	4,814,852
Wireless Telecommunication Services Total			10,404,004
TELECOMMUNICATION SERVICES TOTAL			13,399,249

	Total Common Stocks (cost of $404,870,401)		416,118,552

		Par ($)
Short-Term Obligation – 1.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Bond maturing 02/15/14, market value of $6,495,000 (repurchase proceeds $5,985,194)	5,983,000	5,983,000

	Total Short-Term Obligation (cost of $5,983,000)		5,983,000

5

Total Investments – 100.9% (cost of $410,853,401)(c)(d)	422,101,552

Other Assets & Liabilities, Net – (0.9)%	(3,865,869)

Net Assets – 100.0%	418,235,683

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 0.5% of net assets.

(c)	Cost for federal income tax purposes is $410,853,401.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$18,462,413	$(7,214,262)	$11,248,151

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 99.1%
CONSUMER DISCRETIONARY – 12.8%
Diversified Consumer Services – 0.6%
	Sotheby’s (a)	265,400	6,966,750
Diversified Consumer Services Total			6,966,750
Hotels, Restaurants & Leisure – 1.7%
	Las Vegas Sands Corp. (a)	89,933	7,002,183
	Starbucks Corp. (a)	351,100	13,257,536
Hotels, Restaurants & Leisure Total			20,259,719
Media – 5.3%
	Comcast Corp., Class A (a)	457,400	14,975,276
	EchoStar Communications Corp., Class A (a)	501,600	15,454,296
	Lamar Advertising Co., Class A (a)	168,300	9,064,638
	News Corp., Class A	1,274,000	24,435,320
Media Total			63,929,530
Multi-line Retail – 1.7%
	Kohl’s Corp. (a)	343,100	20,284,072
Multi-line Retail Total			20,284,072
Specialty Retail – 3.5%
	Best Buy Co., Inc.	269,700	14,790,348
	Office Depot, Inc. (a)	410,600	15,602,800
	OfficeMax, Inc.	299,900	12,220,925
Specialty Retail Total			42,614,073
CONSUMER DISCRETIONARY TOTAL			154,054,144
CONSUMER STAPLES – 9.0%
Beverages – 3.9%
	Coca-Cola Co.	415,300	17,866,206
	PepsiCo, Inc.	480,680	28,860,027
Beverages Total			46,726,233
Food & Staples Retailing – 2.1%
	Wal-Mart Stores, Inc.	530,500	25,554,185
Food & Staples Retailing Total			25,554,185
Food Products – 0.8%
	Campbell Soup Co.	244,800	9,084,528
Food Products Total			9,084,528

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 2.2%
	Colgate-Palmolive Co.	452,200	27,086,780
Household Products Total			27,086,780
CONSUMER STAPLES TOTAL			108,451,726
ENERGY – 4.5%
Energy Equipment & Services – 1.6%
	Halliburton Co.	262,400	19,472,704
Energy Equipment & Services Total			19,472,704
Oil, Gas & Consumable Fuels – 2.9%
	EnCana Corp.	166,700	8,775,088
	Occidental Petroleum Corp.	185,600	19,033,280
	XTO Energy, Inc.	149,900	6,636,073
Oil, Gas & Consumable Fuels Total			34,444,441
ENERGY TOTAL			53,917,145
FINANCIALS – 7.7%
Capital Markets – 4.9%
	Bank of New York Co., Inc.	694,000	22,346,800
	Franklin Resources, Inc.	71,900	6,241,639
	Goldman Sachs Group, Inc.	41,900	6,303,017
	Merrill Lynch & Co., Inc.	178,900	12,444,284
	State Street Corp.	208,950	12,137,905
Capital Markets Total			59,473,645
Commercial Banks – 0.9%
	Wells Fargo & Co.	157,040	10,534,243
Commercial Banks Total			10,534,243
Insurance – 1.9%
	American International Group, Inc.	390,950	23,085,598
Insurance Total			23,085,598
FINANCIALS TOTAL			93,093,486
HEALTH CARE – 16.1%
Biotechnology – 4.3%
	Amgen, Inc. (a)	230,900	15,061,607
	Amylin Pharmaceuticals, Inc. (a)	137,700	6,798,249
	Genzyme Corp. (a)	239,700	14,633,685
	Vertex Pharmaceuticals, Inc. (a)	408,400	14,992,364
Biotechnology Total			51,485,905
Health Care Equipment & Supplies – 0.1%
	Varian Medical Systems, Inc. (a)	25,131	1,189,953
Health Care Equipment & Supplies Total			1,189,953

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 4.2%
	Cardinal Health, Inc.	259,300	16,680,769
	Caremark Rx, Inc.	440,020	21,943,797
	Quest Diagnostics, Inc.	202,800	12,151,776
Health Care Providers & Services Total			50,776,342
Life Sciences Tools & Services – 2.1%
	Covance, Inc. (a)	100,300	6,140,366
	Thermo Electron Corp. (a)	542,060	19,644,254
Life Sciences Tools & Services Total			25,784,620
Pharmaceuticals – 5.4%
	AstraZeneca PLC, ADR	282,200	16,881,204
	Johnson & Johnson	474,200	28,414,064
	Novartis AG, ADR	215,870	11,639,711
	Wyeth	200,300	8,895,323
Pharmaceuticals Total			65,830,302
HEALTH CARE TOTAL			195,067,122
INDUSTRIALS – 17.3%
Aerospace & Defense – 3.2%
	Boeing Co.	228,400	18,708,244
	United Technologies Corp.	310,700	19,704,594
Aerospace & Defense Total			38,412,838
Air Freight & Logistics – 1.9%
	United Parcel Service, Inc., Class B	274,600	22,607,818
Air Freight & Logistics Total			22,607,818
Commercial Services & Supplies – 2.9%
	Manpower, Inc.	238,300	15,394,180
	Waste Management, Inc.	553,900	19,873,932
Commercial Services & Supplies Total			35,268,112
Construction & Engineering – 0.8%
	Foster Wheeler Ltd. (a)	235,900	10,190,880
Construction & Engineering Total			10,190,880
Electrical Equipment – 2.3%
	Emerson Electric Co.	248,500	20,826,785
	Rockwell Automation, Inc.	88,820	6,395,928
Electrical Equipment Total			27,222,713
Industrial Conglomerates – 4.3%
	3M Co.	224,400	18,124,788
	General Electric Co.	1,040,215	34,285,487
Industrial Conglomerates Total			52,410,275

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 1.1%
	Illinois Tool Works, Inc.	278,200	13,214,500
Machinery Total			13,214,500
Road & Rail – 0.8%
	Burlington Northern Santa Fe Corp.	118,200	9,367,350
Road & Rail Total			9,367,350
INDUSTRIALS TOTAL			208,694,486
INFORMATION TECHNOLOGY – 24.2%
Communications Equipment – 5.0%
	Cisco Systems, Inc. (a)	1,559,765	30,462,211
	CommScope, Inc. (a)	226,400	7,113,488
	Corning, Inc. (a)	437,400	10,580,706
	Nokia Oyj, ADR	238,500	4,832,010
	QUALCOMM, Inc.	173,700	6,960,159
Communications Equipment Total			59,948,574
Computers & Peripherals – 2.4%
	Apple Computer, Inc. (a)	184,800	10,555,776
	Hewlett-Packard Co.	601,880	19,067,558
Computers & Peripherals Total			29,623,334
Internet Software & Services – 4.1%
	Akamai Technologies, Inc. (a)	269,200	9,742,348
	Google, Inc., Class A (a)	74,464	31,224,989
	Yahoo!, Inc. (a)	250,750	8,274,750
Internet Software & Services Total			49,242,087
IT Services – 0.3%
	Cognizant Technology Solutions Corp., Class A (a)	54,200	3,651,454
IT Services Total			3,651,454
Semiconductors & Semiconductor Equipment – 7.1%
	Fairchild Semiconductor International, Inc. (a)	518,700	9,424,779
	Intel Corp.	966,400	18,313,280
	Lam Research Corp. (a)	311,600	14,526,792
	NVIDIA Corp. (a)	534,100	11,370,989
	Samsung Electronics Co., Ltd., GDR (b)	18,200	5,719,350
	SiRF Technology Holdings, Inc. (a)	222,100	7,156,062
	Texas Instruments, Inc.	617,210	18,695,291
Semiconductors & Semiconductor Equipment Total			85,206,543

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 5.3%
	Autodesk, Inc. (a)	413,300	14,242,318
	Citrix Systems, Inc. (a)	466,700	18,733,338
	Microsoft Corp.	806,220	18,784,926
	SAP AG, ADR	240,580	12,635,262
Software Total			64,395,844
INFORMATION TECHNOLOGY TOTAL			292,067,836
MATERIALS – 4.3%
Chemicals – 2.8%
	Air Products & Chemicals, Inc.	201,400	12,873,488
	Dow Chemical Co.	381,000	14,870,430
	Monsanto Co.	77,331	6,510,497
	Tronox, Inc., Class B	25,991	342,301
Chemicals Total			34,596,716
Construction Materials – 1.0%
	Vulcan Materials Co.	152,900	11,926,200
Construction Materials Total			11,926,200
Metals & Mining – 0.5%
	Phelps Dodge Corp.	70,900	5,825,144
Metals & Mining Total			5,825,144
MATERIALS TOTAL			52,348,060
TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 0.7%
	Time Warner Telecom, Inc., Class A (a)	581,500	8,635,275
Diversified Telecommunication Services Total			8,635,275
Wireless Telecommunication Services – 2.5%
	American Tower Corp., Class A (a)	516,200	16,064,144
	NII Holdings, Inc. (a)	245,000	13,813,100
Wireless Telecommunication Services Total			29,877,244
TELECOMMUNICATION SERVICES TOTAL			38,512,519

	Total Common Stocks (cost of $1,085,132,294)		1,196,206,524

		Par ($)
Short-Term Obligations – 1.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 06/30/11, market value of $23,715,562 (repurchase proceeds $23,258,525)	23,250,000	23,250,000

	Total Short-Term Obligations (cost of $23,250,000)		23,250,000

5

Total Investments – 101.0% (cost of $1,108,382,294)(c)(d)	1,219,456,524

Other Assets & Liabilities, Net – (1.0)%	(12,089,960)

Net Assets – 100.0%	1,207,366,564

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, amounted to $5,719,350, which represents 0.5% pf net assets.

(c)	Cost for federal income tax purposes is $1,108,382,294.

(d)	Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$138,574,999	$(27,500,769)	$111,074,230

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Liberty Fund

	Shares	Value ($)*
Common Stocks – 61.9%
CONSUMER DISCRETIONARY – 7.6%
Auto Components – 0.1%
Johnson Controls, Inc.	4,800	394,656
Auto Components Total		394,656
Automobiles – 0.2%
Suzuki Motor Corp.	64,100	1,391,859
Automobiles Total		1,391,859
Diversified Consumer Services – 0.2%
Sotheby’s Holdings, Class A (a)	36,800	966,000
Diversified Consumer Services Total		966,000
Hotels, Restaurants & Leisure – 1.2%
China Travel International Inv HK	2,442,000	587,789
Las Vegas Sands Corp. (a)	11,992	933,697
McDonald’s Corp.	52,106	1,750,761
Starbucks Corp. (a)	48,320	1,824,563
Starwood Hotels & Resorts Worldwide, Inc.	42,200	2,546,348
Hotels, Restaurants & Leisure Total		7,643,158
Household Durables – 0.4%
Newell Rubbermaid, Inc.	30,100	777,483
Sharp Corp.	50,000	793,857
Sumitomo Forestry Co. Ltd.	107,000	1,118,623
Household Durables Total		2,689,963
Media – 2.2%
Comcast Corp., Class A (a)	60,800	1,990,592
EchoStar Communications Corp., Class A (a)	67,900	2,091,999
EMI Group PLC	263,382	1,477,039
Lamar Advertising Co., Class A (a)	23,000	1,238,780
News Corp., Class A	256,500	4,919,670
Reed Elsevier PLC	149,800	1,510,642
Media Total		13,228,722
Multi-Line Retail – 1.0%
Federated Department Stores, Inc.	67,728	2,478,845
J.C. Penney Co., Inc.	13,665	922,524
Kohl’s Corp. (a)	46,800	2,766,816
Multi-Line Retail Total		6,168,185
Specialty Retail – 1.8%
Best Buy Co., Inc.	35,800	1,963,272
Esprit Holdings Ltd.	132,000	1,082,773
Office Depot, Inc. (a)	93,450	3,551,100
OfficeMax, Inc.	40,100	1,634,075

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Staples, Inc.	60,200	1,464,064
Yamada Denki Co., Ltd.	11,700	1,190,680
Specialty Retail Total		10,885,964
Textiles, Apparel & Luxury Goods – 0.5%
Adidas-Salomon AG	22,552	1,076,347
LVMH Moet Hennessy Louis Vuitton SA	13,818	1,371,452
Swatch Group AG	5,300	894,010
Textiles, Apparel & Luxury Goods Total		3,341,809
CONSUMER DISCRETIONARY TOTAL		46,710,316
CONSUMER STAPLES – 4.7%
Beverages – 1.9%
Anheuser-Busch Companies, Inc.	36,800	1,677,712
Coca-Cola Co.	55,500	2,387,610
Coca-Cola Enterprises, Inc.	19,500	397,215
Diageo PLC	79,514	1,335,977
Diageo PLC, ADR	29,226	1,974,216
PepsiCo, Inc.	41,908	2,516,156
Pernod-Ricard SA	7,142	1,414,764
Beverages Total		11,703,650
Food & Staples Retailing – 0.7%
Aeon Co., Ltd.	45,100	992,459
Wal-Mart Stores, Inc.	71,300	3,434,521
Food & Staples Retailing Total		4,426,980
Food Products – 0.9%
Cadbury Schweppes PLC, ADR	43,300	1,680,906
Campbell Soup Co.	32,600	1,209,786
Danisco A/S	22,945	1,668,534
Kraft Foods, Inc., Class A	24,000	741,600
Tyson Foods, Inc., Class A	34,500	512,670
Food Products Total		5,813,496
Household Products – 0.6%
Colgate-Palmolive Co.	62,050	3,716,795
Household Products Total		3,716,795
Tobacco – 0.6%
Altria Group, Inc.	31,554	2,317,010

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Loews Corp. - Carolina Group	23,800	1,222,606
Tobacco Total		3,539,616
CONSUMER STAPLES TOTAL		29,200,537
ENERGY – 4.8%
Energy Equipment & Services – 0.9%
Halliburton Co.	51,987	3,857,955
National-Oilwell Varco, Inc. (a)	12,800	810,496
Schlumberger Ltd.	13,560	882,892
Energy Equipment & Services Total		5,551,343
Oil, Gas & Consumable Fuels – 3.9%
China Petroleum & Chemical Corp., Class H	1,392,000	797,300
ConocoPhillips	30,854	2,021,863
EnCana Corp.	29,500	1,552,880
Exxon Mobil Corp.	36,802	2,257,803
Hess Corp.	13,140	694,449
Marathon Oil Corp.	28,181	2,347,477
Norsk Hydro ASA	38,400	1,023,766
Occidental Petroleum Corp.	54,500	5,588,975
Statoil ASA	45,373	1,288,391
Total SA	37,983	2,491,244
Total SA, ADR	17,928	1,174,643
Williams Companies, Inc.	71,900	1,679,584
XTO Energy, Inc.	20,940	927,014
Oil, Gas & Consumable Fuels Total		23,845,389
ENERGY TOTAL		29,396,732
FINANCIALS – 12.7%
Capital Markets – 3.2%
Bank of New York Co., Inc.	176,244	5,675,057
Deutsche Bank AG, Registered Shares	9,700	1,091,250
Franklin Resources, Inc.	9,600	833,376
Goldman Sachs Group, Inc.	5,600	842,408
JAFCO Co., Ltd.	13,800	832,900
Merrill Lynch & Co., Inc.	77,242	5,372,953
Nomura Holdings, Inc.	50,400	947,951
Nuveen Investments, Inc., Class A	22,300	960,015
State Street Corp.	28,520	1,656,727

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
UBS AG, Registered Shares	13,774	1,506,468
Capital Markets Total		19,719,105
Commercial Banks – 4.3%
Banco Santander Central Hispano SA	54,705	800,334
Cassa di Risparmio di Firenze S.p.A.	248,048	700,883
Depfa Bank PLC	88,559	1,468,048
Deutsche Postbank AG	14,508	1,042,349
Marshall & Ilsley Corp.	42,381	1,938,507
Mitsubishi UFJ Financial Group, Inc.	183	2,553,268
Mitsubishi UFJ Financial Group, Inc., ADR	93,100	1,298,745
National Bank of Greece SA	28,230	1,110,213
PNC Financial Services Group, Inc.	42,329	2,970,226
SunTrust Banks, Inc.	10,800	823,608
U.S. Bancorp	110,313	3,406,465
UniCredito Italiano S.p.A.	88,030	687,783
UnionBanCal Corp.	6,300	406,917
Wachovia Corp.	38,737	2,094,897
Wells Fargo & Co.	76,868	5,156,305
Commercial Banks Total		26,458,548
Diversified Financial Services – 2.2%
CIT Group, Inc.	12,800	669,312
Citigroup, Inc.	151,639	7,315,065
JPMorgan Chase & Co.	125,828	5,284,776
Diversified Financial Services Total		13,269,153
Insurance – 2.2%
AMBAC Financial Group, Inc.	24,397	1,978,596
American International Group, Inc.	87,897	5,190,318
AXA	20,014	655,390
Genworth Financial, Inc., Class A	49,500	1,724,580
Hartford Financial Services Group, Inc.	21,610	1,828,206
Prudential PLC	109,047	1,230,117
St. Paul Travelers Companies, Inc.	24,500	1,092,210
Insurance Total		13,699,417
Real Estate Investment Trusts (REITs) – 0.4%
Archstone-Smith Trust, REIT	16,860	857,668
Kimco Realty Corp., REIT	23,608	861,456

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
ProLogis, REIT	11,838	616,997
Real Estate Investment Trusts (REITs) Total		2,336,121
Real Estate Management & Development – 0.1%
NTT Urban Development Corp.	113	884,688
Real Estate Management & Development Total		884,688
Thrifts & Mortgage Finance – 0.3%
Golden West Financial Corp.	24,200	1,795,640
Thrifts & Mortgage Finance Total		1,795,640
FINANCIALS TOTAL		78,162,672
HEALTH CARE – 7.6%
Biotechnology – 1.1%
Amgen, Inc. (a)	30,600	1,996,038
Amylin Pharmaceuticals, Inc. (a)	18,300	903,471
Genzyme Corp. (a)	33,100	2,020,755
Vertex Pharmaceuticals, Inc. (a)	54,500	2,000,695
Biotechnology Total		6,920,959
Health Care Equipment & Supplies – 0.1%
Varian Medical Systems, Inc. (a)	3,355	158,859
Health Care Equipment & Supplies Total		158,859
Health Care Providers & Services – 1.8%
Aetna, Inc.	31,790	1,269,375
Cardinal Health, Inc.	35,300	2,270,849
Caremark Rx, Inc.	59,820	2,983,223
CIGNA Corp.	18,774	1,849,427
Nichii Gakkan Co.	27,600	509,386
Quest Diagnostics, Inc.	26,900	1,611,848
Rhoen-Klinikum AG	15,466	688,779
Health Care Providers & Services Total		11,182,887
Life Sciences Tools & Services – 0.6%
Covance, Inc. (a)	13,300	814,226
Thermo Electron Corp. (a)	71,880	2,604,931
Life Sciences Tools & Services Total		3,419,157
Pharmaceuticals – 4.0%
AstraZeneca PLC, ADR	66,500	3,978,030
GlaxoSmithKline PLC	53,434	1,491,904
GlaxoSmithKline PLC, ADR	13,782	769,036
Johnson & Johnson	62,800	3,762,976
Novartis AG, ADR	60,156	3,243,612
Novartis AG, Registered Shares	18,920	1,023,338
Novo-Nordisk A/S, Class B	16,439	1,045,716

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.	170,547	4,002,738
Sanofi-Aventis	16,098	1,570,989
Sanofi-Aventis, ADR	33,900	1,650,930
Takeda Pharmaceutical Co., Ltd.	16,300	1,016,319
Wyeth	26,800	1,190,188
Pharmaceuticals Total		24,745,776
HEALTH CARE TOTAL		46,427,638
INDUSTRIALS – 9.7%
Aerospace & Defense – 2.3%
Boeing Co.	59,900	4,906,409
European Aeronautic Defence and Space Co. NV	48,100	1,377,856
General Dynamics Corp.	21,554	1,410,925
L-3 Communications Holdings, Inc.	15,500	1,169,010
United Technologies Corp.	86,516	5,486,845
Aerospace & Defense Total		14,351,045
Air Freight & Logistics – 0.5%
United Parcel Service, Inc., Class B	37,800	3,112,074
Air Freight & Logistics Total		3,112,074
Commercial Services & Supplies – 0.8%
Manpower, Inc.	32,100	2,073,660
Waste Management, Inc.	75,500	2,708,940
Commercial Services & Supplies Total		4,782,600
Construction & Engineering – 0.4%
Bilfinger Berger AG	21,073	1,143,796
Foster Wheeler Ltd. (a)	31,900	1,378,080
Construction & Engineering Total		2,521,876
Electrical Equipment – 1.5%
ABB Ltd., ADR	127,484	1,652,192
Dongfang Electrical Machinery Co., Ltd., Class H	732,000	1,384,724
Emerson Electric Co.	34,700	2,908,207
Rockwell Automation, Inc.	11,930	859,079
Schneider Electric SA	11,300	1,177,910
Vestas Wind Systems A/S (a)	44,122	1,201,962
Electrical Equipment Total		9,184,074
Industrial Conglomerates – 1.9%
3M Co.	29,400	2,374,638
General Electric Co.	227,840	7,509,606

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – (continued)
Siemens AG, Registered Shares	18,180	1,581,818
Industrial Conglomerates Total		11,466,062
Machinery – 1.3%
Caterpillar, Inc.	16,800	1,251,264
Eaton Corp.	18,003	1,357,426
Illinois Tool Works, Inc.	37,200	1,767,000
Ingersoll-Rand Co., Ltd., Class A	37,800	1,617,084
Mitsubishi Heavy Industries, Ltd.	215,000	932,463
Sandvik AB	81,895	952,987
Machinery Total		7,878,224
Road & Rail – 0.8%
Burlington Northern Santa Fe Corp.	29,400	2,329,950
East Japan Railway Co.	207	1,542,244
Norfolk Southern Corp.	25,500	1,357,110
Road & Rail Total		5,229,304
Trading Companies & Distributors – 0.2%
Mitsubishi Corp.	58,300	1,171,258
Trading Companies & Distributors Total		1,171,258
INDUSTRIALS TOTAL		59,696,517
INFORMATION TECHNOLOGY – 8.8%
Communications Equipment – 1.8%
Cisco Systems, Inc. (a)	209,835	4,098,078
CommScope, Inc. (a)	30,200	948,884
Corning, Inc. (a)	58,210	1,408,100
Motorola, Inc.	38,600	777,790
Nokia Oyj	59,997	1,213,960
Nokia Oyj, ADR	76,100	1,541,786
QUALCOMM, Inc.	23,050	923,613
Communications Equipment Total		10,912,211
Computers & Peripherals – 1.3%
Apple Computer, Inc. (a)	24,900	1,422,288
Hewlett-Packard Co.	173,200	5,486,976
International Business Machines Corp.	16,685	1,281,742
Computers & Peripherals Total		8,191,006
Electronic Equipment & Instruments – 0.7%
Agilent Technologies, Inc. (a)	56,500	1,783,140
AU Optronics Corp., ADR	56,415	803,350
Hoya Corp.	19,300	689,962

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Keyence Corp.	3,700	946,222
Electronic Equipment & Instruments Total		4,222,674
Internet Software & Services – 1.1%
Akamai Technologies, Inc. (a)	36,500	1,320,935
Google, Inc., Class A (a)	9,916	4,158,076
Yahoo!, Inc. (a)	34,660	1,143,780
Internet Software & Services Total		6,622,791
IT Services – 0.1%
Cognizant Technology Solutions Corp., Class A (a)	7,200	485,064
IT Services Total		485,064
Semiconductors & Semiconductor Equipment – 2.3%
Fairchild Semiconductor International, Inc. (a)	116,200	2,111,354
Intel Corp.	128,800	2,440,760
Lam Research Corp. (a)	43,000	2,004,660
NVIDIA Corp. (a)	71,600	1,524,364
Samsung Electronics Co., Ltd., GDR (b)	2,400	754,200
Samsung Electronics Co., Ltd., GDR, Registered Shares (b)	3,043	953,578
SiRF Technology Holdings, Inc. (a)	30,700	989,154
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	109,282	1,003,208
Texas Instruments, Inc.	84,520	2,560,111
Semiconductors & Semiconductor Equipment Total		14,341,389
Software – 1.5%
Autodesk, Inc. (a)	54,800	1,888,408
Citrix Systems, Inc. (a)	61,800	2,480,652
Microsoft Corp.	107,475	2,504,167
SAP AG	3,141	661,750
SAP AG, ADR	31,970	1,679,064
Software Total		9,214,041
INFORMATION TECHNOLOGY TOTAL		53,989,176
MATERIALS – 3.2%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	27,500	1,757,800
Dow Chemical Co.	50,400	1,967,112
Linde AG	21,324	1,641,377
Monsanto Co.	10,682	899,318

8

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Rohm & Haas Co.	25,900	1,298,108
Shin-Etsu Chemical Co., Ltd.	14,200	775,677
Tronox, Inc., Class B	3,407	44,870
Chemicals Total		8,384,262
Construction Materials – 0.9%
Cemex SA de CV	19,748	1,125,047
Holcim Ltd., Registered Shares	25,596	1,963,193
Vulcan Materials Co.	34,900	2,722,200
Construction Materials Total		5,810,440
Metals & Mining – 0.9%
Allegheny Technologies, Inc.	12,700	879,348
Freeport-McMoRan Copper & Gold, Inc., Class B	16,600	919,806
JFE Holdings, Inc.	25,900	1,100,055
Nucor Corp.	9,600	520,800
Phelps Dodge Corp.	18,200	1,495,312
United States Steel Corp.	4,500	315,540
Metals & Mining Total		5,230,861
MATERIALS TOTAL		19,425,563
TELECOMMUNICATION SERVICES – 1.4%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	64,015	1,785,379
Time Warner Telecom, Inc., Class A (a)	79,426	1,179,476
Verizon Communications, Inc.	55,202	1,848,715
Diversified Telecommunication Services Total		4,813,570
Wireless Telecommunication Services – 0.6%
American Tower Corp., Class A (a)	69,800	2,172,176
NII Holdings, Inc. (a)	33,300	1,877,454
Wireless Telecommunication Services Total		4,049,630
TELECOMMUNICATION SERVICES TOTAL		8,863,200
UTILITIES – 1.4%
Electric Utilities – 1.2%
Edison International	54,100	2,109,900
Entergy Corp.	26,178	1,852,094
Exelon Corp.	30,963	1,759,627

9

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
PPL Corp.	48,300	1,560,090
Electric Utilities Total		7,281,711
Multi-Utilities – 0.2%
PG&E Corp.	31,448	1,235,277
Multi-Utilities Total		1,235,277
UTILITIES TOTAL		8,516,988

Total Common Stocks (cost of $334,350,315)		380,389,339

		Par ($)
Mortgage-Backed Securities – 9.9%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/20	8,007,757	7,709,752
	5.000% 11/01/20	3,885,264	3,740,676
	5.500% 12/01/20	2,471,222	2,424,658
	5.500% 01/01/21	1,962,815	1,925,830
	6.000% 02/01/09	578,079	577,430
	6.500% 07/01/14	55,825	56,471
	6.500% 12/01/14	62,154	62,873
	6.500% 06/01/29	53,365	53,949
	6.500% 01/01/30	94,434	95,466
	7.000% 11/01/29	47,704	48,863
	7.000% 01/01/30	25,500	26,119
	8.000% 07/01/20	41,391	43,135
TBA,
	5.500% 07/15/21	4,400,000	4,314,750
Federal National Mortgage Association
	5.000% 01/01/18	1,488,123	1,436,488
	5.000% 06/01/18	9,409,409	9,082,488
	5.000% 11/01/18	2,608,421	2,517,794
	5.500% 10/01/35	7,662,903	7,365,370
	5.500% 11/01/35	3,939,437	3,786,478
	5.500% 04/01/36	3,999,999	3,842,165
	5.500% 05/01/36	3,350,000	3,217,814
	6.000% 11/01/35	523,761	515,918
	6.500% 05/01/07	4,662	4,663
	6.500% 12/01/07	886	886
	6.500% 05/01/08	10,975	11,011
	6.500% 07/01/08	5,045	5,062
	6.500% 08/01/08	34,531	34,645

10

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 09/01/08	30,045	30,144
	6.500% 10/01/08	65,271	65,485
	6.500% 11/01/08	209,421	209,790
	6.500% 12/01/08	25,700	25,786
	6.500% 01/01/09	30,645	30,745
	6.500% 02/01/09	546,593	548,869
	6.500% 04/01/09	771,916	776,709
	6.500% 04/01/11	361,719	365,999
	6.500% 05/01/11	1,100,106	1,113,123
	6.500% 11/01/25	4	4
	6.500% 08/01/34	2,928,124	2,945,288
	6.500% 12/01/35	216,350	217,517
	7.000% 08/15/23	236,615	244,038
	7.000% 07/01/32	75,668	77,518
	7.000% 12/01/32	1,122,178	1,149,614

	Total Mortgage-Backed Securities (cost of $62,308,622)		60,701,383

Corporate Fixed-Income Bonds & Notes – 8.6%
BASIC MATERIALS – 0.1%
Metals & Mining – 0.1%
Alcan, Inc.
	4.500% 05/15/13	855,000	781,063
Metals & Mining Total			781,063
BASIC MATERIALS TOTAL			781,063
COMMUNICATIONS – 1.0%
Media – 0.3%
Jones Intercable, Inc.
	7.625% 04/15/08	1,125,000	1,156,613
Time Warner, Inc.
	6.625% 05/15/29	850,000	807,389
Media Total			1,964,002
Telecommunication Services – 0.7%
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	475,000	581,022
Sprint Capital Corp.
	6.875% 11/15/28	600,000	600,995
Telefonica Emisones SAU
	5.984% 06/20/11	825,000	823,222
Verizon Global Funding Corp.
	7.750% 12/01/30	1,525,000	1,631,725
Vodafone Group PLC

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	7.750% 02/15/10	400,000	422,583
Telecommunication Services Total			4,059,547
COMMUNICATIONS TOTAL			6,023,549
CONSUMER CYCLICAL – 0.5%
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	500,000	564,933
Auto Manufacturers Total			564,933
Home Builders – 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	750,000	686,509
Home Builders Total			686,509
Lodging – 0.1%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	600,000	553,504
Lodging Total			553,504
Retail – 0.2%
Wal-Mart Stores, Inc.
	4.000% 01/15/10	1,200,000	1,139,179
Retail Total			1,139,179
CONSUMER CYCLICAL TOTAL			2,944,125
CONSUMER NON-CYCLICAL – 1.0%
Beverages – 0.2%
Diageo Capital PLC
	3.375% 03/20/08	1,150,000	1,107,497
Beverages Total			1,107,497
Cosmetics/Personal Care – 0.1%
Procter & Gamble Co.
	4.750% 06/15/07	490,000	484,920
Cosmetics/Personal Care Total			484,920
Food – 0.2%
Kroger Co.
	6.200% 06/15/12	1,000,000	993,882
Food Total			993,882

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)

Healthcare Products – 0.1%
Baxter FinCo BV
	4.750% 10/15/10	850,000	812,410
Healthcare Products Total			812,410
Healthcare Services – 0.3%
UnitedHealth Group, Inc.
	3.375% 08/15/07	1,250,000	1,218,435
WellPoint, Inc.
	6.800% 08/01/12	750,000	781,878
Healthcare Services Total			2,000,313
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.125% 01/15/11	725,000	694,251
Household Products/Wares Total			694,251
CONSUMER NON-CYCLICAL TOTAL			6,093,273
ENERGY – 0.4%
Oil & Gas – 0.2%
Marathon Oil Corp.
	6.800% 03/15/32	825,000	854,625
Valero Energy Corp.
	6.875% 04/15/12	650,000	673,860
Oil & Gas Total			1,528,485
Pipelines – 0.2%
TransCanada Corp.
	5.850% 03/15/36	1,200,000	1,120,257
Pipelines Total			1,120,257
ENERGY TOTAL			2,648,742
FINANCIALS – 4.1%
Banks – 0.9%
HSBC Capital Funding LP
	9.547% 12/31/49(b)(c)	1,850,000	2,080,047
Wachovia Corp.
	4.875% 02/15/14	1,650,000	1,537,981
Wells Fargo & Co.
	5.125% 09/01/12	1,979,000	1,906,029
Banks Total			5,524,057
Diversified Financial Services – 2.7%
American Express Credit Corp.
	3.000% 05/16/08	1,100,000	1,048,473
Capital One Bank
	4.875% 05/15/08	575,000	566,353

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Caterpillar Financial Services Corp.
	3.625% 11/15/07	500,000	486,750
Citicorp
	8.040% 12/15/19(b)	4,710,000	5,317,726
Countrywide Home Loans, Inc.
	4.125% 09/15/09	780,000	740,987
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	1,050,000	1,016,905
General Electric Capital Corp.
	5.000% 01/08/16	1,980,000	1,860,189
Goldman Sachs Group, Inc.
	6.345% 02/15/34	1,000,000	935,403
JPMorgan Chase Capital XV
	5.875% 03/15/35	1,225,000	1,082,775
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	1,250,000	1,204,695
Morgan Stanley
	6.750% 04/15/11	1,225,000	1,273,651
SLM Corp.
	5.375% 05/15/14	1,500,000	1,433,820
Diversified Financial Services Total			16,967,727
Insurance – 0.3%
American International Group, Inc.
	2.875% 05/15/08	1,850,000	1,758,507
Insurance Total			1,758,507
Real Estate Investment Trusts – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	1,125,000	1,138,595
Real Estate Investment Trusts Total			1,138,595
FINANCIALS TOTAL			25,388,886
INDUSTRIALS – 0.6%
Aerospace & Defense – 0.2%
Raytheon Co.
	8.300% 03/01/10	1,100,000	1,189,073
Aerospace & Defense Total			1,189,073

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)

Environmental Control – 0.2%
Waste Management, Inc.
	7.375% 08/01/10	1,150,000	1,211,603
Environmental Control Total			1,211,603
Machinery – 0.2%
John Deere Capital Corp.
	4.625% 04/15/09	1,075,000	1,045,538
Machinery Total			1,045,538
INDUSTRIALS TOTAL			3,446,214
TECHNOLOGY – 0.1%
Computers – 0.1%
International Business Machines Corp.
	6.220% 08/01/27	850,000	845,082
Computers Total			845,082
TECHNOLOGY TOTAL			845,082
UTILITIES – 0.8%
Electric – 0.7%
American Electric Power Co., Inc.
	5.250% 06/01/15	845,000	792,938
CenterPoint Energy Houston Electric LLC
	5.750% 01/15/14	750,000	733,517
Exelon Generation Co. LLC
	6.950% 06/15/11	800,000	832,251
MidAmerican Energy Holdings Co.
	6.125% 04/01/36(b)	635,000	592,768
Scottish Power PLC
	5.375% 03/15/15	1,050,000	995,844
Virginia Electric & Power Co.
	5.375% 02/01/07	500,000	498,649
Electric Total			4,445,967
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	550,000	534,477
Gas Total			534,477
UTILITIES TOTAL			4,980,444

	Total Corporate Fixed-Income Bonds & Notes (cost of $55,525,363)		53,151,378

15

		Par ($)	Value ($)
Government & Agency Obligations – 7.2%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Quebec
	5.000% 07/17/09	1,300,000	1,279,476
United Mexican States
	7.500% 04/08/33	1,150,000	1,209,800
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,489,276
U.S. GOVERNMENT AGENCIES – 1.5%
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	3,560,000	3,681,716
Federal National Mortgage Association
	5.250% 08/01/12	5,805,000	5,671,851
U.S. GOVERNMENT AGENCIES TOTAL			9,353,567
U.S. GOVERNMENT OBLIGATIONS – 5.3%
U.S. Treasury Bonds
	6.250% 08/15/23	4,215,000	4,648,685
	7.250% 05/15/16	14,505,000	16,795,209
U.S. Treasury Inflation Indexed Notes
	3.875% 01/15/09	3,273,446	3,390,573
U.S. Treasury Notes
	3.875% 02/15/13	8,315,000	7,740,093
U.S. GOVERNMENT OBLIGATIONS TOTAL			32,574,560
	Total Government & Agency Obligations (cost of $45,898,098)		44,417,403
Collateralized Mortgage Obligations – 4.6%
AGENCY – 3.2%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/18	3,800,000	3,634,438
	5.000% 12/15/15	1,344,892	1,334,339
	5.500% 10/15/25	4,347,292	4,321,098
	6.000% 02/15/28	3,660,000	3,675,695
Federal National Mortgage Association
	5.000% 12/25/15	2,700,000	2,652,978
	6.000% 04/25/32	3,800,000	3,785,479
AGENCY TOTAL			19,404,027
NON - AGENCY – 1.4%
Countrywide Alternative Loan Trust
	5.250% 03/25/35	2,654,005	2,566,983
	5.250% 08/25/35	790,085	777,057
	5.500% 10/25/35	1,779,301	1,754,486

16

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Residential Asset Securitization Trust
	4.500% 08/25/34	2,808,136	2,724,630
Wamu Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	1,015,967	996,991
NON - AGENCY TOTAL			8,820,147

	Total Collateralized Mortgage Obligations (cost of $28,891,768)		28,224,174

Commercial Mortgage-Backed Securities – 2.0%
First Union Chase Commercial Mortgage
	6.645% 06/15/31	2,109,291	2,139,200
First Union National Bank Commercial Mortgage Trust
	6.141% 02/12/34	5,000,000	5,079,850
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	4,000,000	4,096,560
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	830,000	744,277

	Total Commercial Mortgage Backed Securities (cost of $12,564,737)		12,059,887

Asset-Backed Securities – 0.7%
Consumer Funding LLC
	5.430% 04/20/15	1,820,000	1,790,677
Green Tree Financial Corp.
	6.870% 01/15/29	513,339	521,369
Origen Manufactured Housing
	3.380% 08/15/17	1,583,102	1,546,631
Providian Gateway Master Trust
	3.350% 09/15/11(b)	500,000	487,154

	Total Asset-Backed Securities (cost of $4,516,632)		4,345,831

17

		Shares	Value ($)
Convertible Preferred Stocks – 0.1%
FINANCIALS – 0.1%
Insurance – 0.1%
	XL Capital Ltd.	33,484	794,910
Insurance Total			794,910
FINANCIALS TOTAL			794,910

	Total Convertible Preferred Stocks (cost of $842,711)		794,910
Preferred Stocks – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
	Rolls Royce Group	7,824,941	14,832
Automobiles Total			14,832
CONSUMER DISCRETIONARY TOTAL			14,832

	Total Preferred Stocks (cost of $13,582)		14,832

		Units
Rights – 0.0%
FINANCIALS – 0.0%
Commercial Banks – 0.0%
National Bank of Greece SA
	07/03 /06(a)(b)	28,230	89,186
Commercial Banks Total			89,186
Insurance – 0.0%
AXA SA
	06 /30 /06(a)(b)	20,014	16,895
Insurance Total			16,895
FINANCIALS TOTAL			106,081
MATERIALS – 0.0%
Chemicals – 0.0%
Linde AG
	07/10 /06(a)(b)	21,324	82,369
Chemicals Total			82,369
MATERIALS TOTAL			82,369

	Total Rights (cost of $—)		188,450

18

		Par ($)
Short-Term Obligations – 6.0%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%
United States Treasury Bill
	4.785% 09/14/06 (d)	800,000	792,025
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL			792,025
REPURCHASE AGREEMENT – 5.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by U.S. Treasury Bonds with various maturities to 02/15/29, market value of $34,835,000 (repurchase proceeds $36,071,221)	36,058,000	36,058,000

	Total Short-Term Obligations (cost of $36,850,025)		36,850,025

19

Total Investments – 101.0% (cost of $581,761,853)(e)(f)	621,137,612

Other Assets & Liabilities, Net – (1.0)%	(6,148,532)

Net Assets – 100.0%	614,989,080

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $10,373,923, which represents 1.7% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

20

(d)	Security pledged as collateral for open futures contracts.

(e)	Cost for federal income tax purposes is $581,761,853.

(f)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$54,137,814	$(14,762,055)	$39,375,759

At June 30, 2006, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S + P 500 Index Futures	4	$1,279,400	$1,261,619	Sept-06	$17,781

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

21

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Small Cap Core Fund

	Shares	Value ($)*
Common Stocks – 96.9%
CONSUMER DISCRETIONARY – 17.7%
Auto Components – 0.6%
Cooper Tire & Rubber Co.	234,120	2,608,097
Dorman Products, Inc. (a)	430,921	5,076,249
Hawk Corp., Class A (a)	18,268	224,514
Auto Components Total		7,908,860
Distributors – 0.4%
Keystone Automotive Industries, Inc. (a)	138,100	5,830,582
Distributors Total		5,830,582
Diversified Consumer Services – 0.8%
Nobel Learning Communities, Inc. (a)	229,800	2,298,000
Regis Corp.	252,800	9,002,208
Diversified Consumer Services Total		11,300,208
Hotels, Restaurants & Leisure – 3.4%
Buca, Inc. (a)	364,550	2,059,708
CEC Entertainment, Inc. (a)	250,580	8,048,630
Famous Dave’s of America, Inc. (a)	301,450	4,009,285
Friendly Ice Cream Corp. (a)	224,000	1,722,560
Gaylord Entertainment Co. (a)	103,900	4,534,196
Jack in the Box, Inc. (a)	154,800	6,068,160
O’Charleys, Inc. (a)	510,705	8,681,985
Ruby Tuesday, Inc.	185,050	4,517,070
Ryan’s Restaurant Group, Inc. (a)	409,500	4,877,145
Steak n Shake Co. (a)	147,150	2,227,851
Hotels, Restaurants & Leisure Total		46,746,590
Household Durables – 0.7%
Jarden Corp. (a)	132,825	4,044,521
Yankee Candle Co., Inc.	200,050	5,003,251
Household Durables Total		9,047,772
Internet & Catalog Retail – 0.4%
Valuevision Media, Inc., Class A (a)	398,350	4,393,800
Varsity Group, Inc. (a)	313,300	1,278,264
Internet & Catalog Retail Total		5,672,064
Leisure Equipment & Products – 1.6%
Callaway Golf Co.	356,700	4,633,533
RC2 Corp. (a)	291,600	11,273,256
Steinway Musical Instruments, Inc. (a)	230,600	5,654,312
Leisure Equipment & Products Total		21,561,101
Media – 3.0%
ADVO, Inc.	377,449	9,289,020

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
Catalina Marketing Corp.	297,550	8,468,273
ION Media Networks, Inc. (a)	1,242,250	1,142,870
Journal Register Co.	357,950	3,207,232
ProQuest Co. (a)	491,430	6,039,674
Regent Communications, Inc. (a)	816,698	3,340,295
Scholastic Corp. (a)	243,100	6,313,307
Sinclair Broadcast Group, Inc., Class A	256,250	2,193,500
Young Broadcasting, Inc., Class A (a)	226,150	710,111
Media Total		40,704,282
Specialty Retail – 4.3%
Buckle, Inc.	272,650	11,415,855
Haverty Furniture Companies, Inc.	66,597	1,044,907
HOT Topic, Inc. (a)	269,600	3,103,096
Lithia Motors, Inc., Class A	345,600	10,478,592
Men’s Wearhouse, Inc.	54,400	1,648,320
Monro Muffler, Inc.	215,046	7,001,898
Payless Shoesource, Inc. (a)	226,400	6,151,288
Rent-A-Center, Inc. (a)	352,950	8,774,337
Stage Stores, Inc.	291,450	9,617,850
Specialty Retail Total		59,236,143
Textiles, Apparel & Luxury Goods – 2.5%
Ashworth, Inc. (a)	290,100	2,610,900
Phillips-Van Heusen Corp.	169,100	6,452,856
Quiksilver, Inc. (a)	420,500	5,121,690
Rocky Brands, Inc. (a)	130,150	2,765,688
Unifirst Corp.	474,455	16,368,697
Textiles, Apparel & Luxury Goods Total		33,319,831
CONSUMER DISCRETIONARY TOTAL		241,327,433
CONSUMER STAPLES – 2.2%
Food & Staples Retailing – 0.4%
Casey’s General Stores, Inc.	153,420	3,837,034
Topps Co., Inc.	266,268	2,188,723
Food & Staples Retailing Total		6,025,757
Food Products – 1.0%
Corn Products International, Inc.	284,150	8,694,990
Delta & Pine Land Co.	163,400	4,803,960
Food Products Total		13,498,950
Household Products – 0.8%
Central Garden & Pet Co. (a)	183,700	7,908,285

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – (continued)
Spectrum Brands, Inc. (a)	237,950	3,074,314
Household Products Total		10,982,599
CONSUMER STAPLES TOTAL		30,507,306
ENERGY – 3.0%
Energy Equipment & Services – 1.6%
Core Laboratories NV (a)	51,350	3,134,404
Gulfmark Offshore, Inc. (a)	213,155	5,505,794
Newpark Resources, Inc. (a)	650,910	4,003,096
Oceaneering International, Inc. (a)	201,900	9,257,115
Energy Equipment & Services Total		21,900,409
Oil, Gas & Consumable Fuels – 1.4%
Foundation Coal Holdings, Inc.	27,950	1,311,694
Houston Exploration Co. (a)	138,650	8,483,993
Warren Resources, Inc. (a)	99,800	1,433,128
Whiting Petroleum Corp. (a)	184,200	7,712,454
Oil, Gas & Consumable Fuels Total		18,941,269
ENERGY TOTAL		40,841,678
FINANCIALS – 11.1%
Capital Markets – 0.4%
Waddell & Reed Financial, Inc., Class A	269,050	5,531,668
Capital Markets Total		5,531,668
Commercial Banks – 1.5%
EuroBancshares, Inc. (a)	125,850	1,216,970
Oriental Financial Group	470,590	6,004,728
Prosperity Bancshares, Inc.	26,147	859,975
Republic Bancorp, Inc.	138,049	1,710,427
Taylor Capital Group, Inc.	127,557	5,205,601
UMB Financial Corp.	168,500	5,617,790
Commercial Banks Total		20,615,491
Consumer Finance – 0.3%
QC Holdings, Inc. (a)	317,902	4,294,856
Consumer Finance Total		4,294,856
Diversified Financial Services – 0.2%
Prospect Energy Corp.	116,869	1,985,604
Diversified Financial Services Total		1,985,604
Insurance – 3.9%
Bristol West Holdings, Inc.	249,450	3,991,200
Darwin Professional Underwriters, Inc. (a)	54,820	968,121
Direct General Corp.	209,500	3,544,740

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
EMC Insurance Group, Inc.	189,200	5,441,392
Hilb Rogal & Hobbs Co.	80,950	3,017,007
Horace Mann Educators Corp.	211,350	3,582,382
Hub International Ltd.	204,550	5,361,255
Midland Co.	178,365	6,774,303
National Interstate Corp.	48,612	1,318,357
Navigators Group, Inc. (a)	148,850	6,522,607
NYMAGIC, Inc.	102,250	2,970,363
Ohio Casualty Corp.	233,900	6,953,847
Phoenix Companies, Inc.	194,700	2,741,376
Insurance Total		53,186,950
Real Estate Investment Trusts (REITs) – 2.9%
Acadia Realty Trust, REIT	196,850	4,655,502
Ashford Hospitality Trust, Inc., REIT	344,867	4,352,222
DiamondRock Hospitality Co., REIT	391,460	5,797,523
First Potomac Realty Trust, REIT	289,000	8,609,310
Gramercy Capital Corp., REIT	265,100	6,866,090
Innkeepers USA Trust, Inc., REIT	426,350	7,367,328
Windrose Medical Properties Trust, REIT	148,950	2,174,670
Real Estate Investment Trusts (REITs) Total		39,822,645
Thrifts & Mortgage Finance – 1.9%
Dime Community Bancshares	275,850	3,743,285
First Niagara Financial Group, Inc.	297,000	4,163,940
Flagstar BanCorp, Inc.	224,600	3,584,616
Jefferson Bancshares, Inc.	266,400	3,436,560
NewAlliance Bancshares, Inc.	435,900	6,237,729
Webster Financial Corp.	103,550	4,912,412
Thrifts & Mortgage Finance Total		26,078,542
FINANCIALS TOTAL		151,515,756
HEALTH CARE – 14.4%
Biotechnology – 0.7%
BioMarin Pharmaceuticals, Inc. (a)	305,500	4,390,035
Critical Therapeutics, Inc. (a)	303,800	1,093,680
CV Therapeutics, Inc. (a)	179,200	2,503,424
Threshold Pharmaceuticals, Inc. (a)	281,100	983,850
Biotechnology Total		8,970,989
Health Care Equipment & Supplies – 6.7%
Analogic Corp.	154,350	7,194,253

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Cooper Companies, Inc.	135,500	6,001,295
Criticare Systems, Inc. (a)	281,400	1,119,972
Cytyc Corp. (a)	140,550	3,564,348
Datascope Corp.	223,200	6,883,488
Greatbatch, Inc. (a)	57,850	1,365,260
Haemonetics Corp. (a)	59,500	2,767,345
Invacare Corp.	461,500	11,482,120
Langer, Inc. (a)	320,769	1,315,153
Lifecore Biomedical, Inc. (a)	296,500	4,655,050
STAAR Surgical Co. (a)	658,400	5,096,016
Strategic Diagnostics, Inc. (a)	646,450	1,900,563
SurModics, Inc. (a)	69,449	2,507,803
Symmetry Medical, Inc. (a)	313,800	4,832,520
Thoratec Corp. (a)	306,250	4,247,688
Viasys Healthcare, Inc. (a)	261,500	6,694,400
West Pharmaceutical Services, Inc.	557,252	20,217,103
Health Care Equipment & Supplies Total		91,844,377
Health Care Providers & Services – 4.4%
HMS Holdings Corp. (a)	250,400	2,684,288
LifePoint Hospitals, Inc. (a)	185,998	5,976,116
Magellan Health Services, Inc. (a)	172,000	7,793,320
Pediatrix Medical Group, Inc. (a)	184,100	8,339,730
PSS World Medical, Inc. (a)	376,762	6,649,849
Res-Care, Inc. (a)	1,051,675	21,033,500
Triad Hospitals, Inc. (a)	111,900	4,429,002
U.S. Physical Therapy, Inc. (a)	199,550	2,921,412
Health Care Providers & Services Total		59,827,217
Health Care Technology – 0.2%
Mediware Information Systems (a)	314,600	3,035,890
Health Care Technology Total		3,035,890
Life Sciences Tools & Services – 0.7%
Cambrex Corp.	479,300	9,983,819
Life Sciences Tools & Services Total		9,983,819
Pharmaceuticals – 1.7%
Acusphere, Inc. (a)	425,100	1,458,093
KV Pharmaceutical Co., Class A (a)	230,650	4,303,929
Noven Pharmaceuticals, Inc. (a)	323,000	5,781,700
Perrigo Co.	280,800	4,520,880

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Valeant Pharmaceuticals International	421,026	7,123,760
Pharmaceuticals Total		23,188,362
HEALTH CARE TOTAL		196,850,654
INDUSTRIALS – 20.3%
Aerospace & Defense – 3.2%
Armor Holdings, Inc. (a)	326,115	17,880,885
Aviall, Inc. (a)	137,300	6,524,496
Integral Systems, Inc.	163,750	4,393,413
Ladish Co., Inc. (a)	144,600	5,418,162
Moog, Inc., Class A (a)	259,940	8,895,147
Aerospace & Defense Total		43,112,103
Building Products – 1.3%
Jacuzzi Brands, Inc. (a)	1,092,850	9,617,080
NCI Building Systems, Inc. (a)	157,100	8,353,007
Building Products Total		17,970,087
Commercial Services & Supplies – 5.2%
Bennett Environmental, Inc. (a)	498,300	1,425,138
Consolidated Graphics, Inc. (a)	122,493	6,376,986
Cornell Companies, Inc. (a)	579,373	8,899,169
Danka Business Systems PLC, ADR (a)	1,572,223	1,713,723
FTI Consulting, Inc. (a)	454,900	12,177,673
G&K Services, Inc., Class A	106,970	3,669,071
Kforce, Inc. (a)	640,704	9,924,505
McGrath Rentcorp	136,850	3,805,799
Nashua Corp. (a)	165,200	1,106,840
NCO Group, Inc. (a)	358,780	9,486,143
RemedyTemp, Inc., Class A (a)	121,960	2,072,100
Sirva, Inc. (a)	209,715	1,356,856
Spherion Corp. (a)	272,200	2,482,464
Tetra Tech, Inc. (a)	393,150	6,974,481
Commercial Services & Supplies Total		71,470,948
Construction & Engineering – 2.3%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	507,900	12,265,785
EMCOR Group, Inc. (a)	385,200	18,747,684
Construction & Engineering Total		31,013,469
Electrical Equipment – 1.7%
Baldor Electric Co.	163,700	5,122,173

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
General Cable Corp. (a)	100,900	3,531,500
GrafTech International Ltd. (a)	418,200	2,425,560
LSI Industries, Inc.	666,468	11,323,291
Wood’s (T.B.) Corp. (a)	29,170	317,953
Electrical Equipment Total		22,720,477
Machinery – 4.4%
AGCO Corp. (a)	158,650	4,175,668
Albany International Corp., Class A	405,948	17,208,136
Briggs & Stratton Corp.	151,700	4,719,387
CIRCOR International, Inc.	63,129	1,924,803
Flanders Corp. (a)	367,356	3,684,581
Key Technology, Inc. (a)(b)	259,265	3,253,776
Lydall, Inc. (a)	220,738	2,035,204
Nordson Corp.	82,250	4,045,055
Oshkosh Truck Corp.	58,450	2,777,544
Terex Corp. (a)	121,394	11,981,588
Watts Water Technologies, Inc., Class A	137,664	4,618,627
Machinery Total		60,424,369
Road & Rail – 1.8%
Arkansas Best Corp.	142,550	7,157,435
Frozen Food Express Industries (a)	160,500	1,768,710
Kansas City Southern (a)	245,295	6,794,672
RailAmerica, Inc. (a)	367,700	3,846,142
Werner Enterprises, Inc.	234,075	4,744,700
Road & Rail Total		24,311,659
Trading Companies & Distributors – 0.4%
Rush Enterprises, Inc., Class A (a)	146,100	2,654,637
Rush Enterprises, Inc., Class B (a)	194,650	3,289,585
Trading Companies & Distributors Total		5,944,222
INDUSTRIALS TOTAL		276,967,334
INFORMATION TECHNOLOGY – 18.3%
Communications Equipment – 1.0%
Bookham, Inc. (a)	418,700	1,406,832
EFJ, Inc. (a)	188,597	1,133,468
Performance Technologies, Inc. (a)(b)	751,700	5,186,730
SafeNet, Inc. (a)	328,300	5,817,476
Communications Equipment Total		13,544,506
Computers & Peripherals – 1.8%
Hypercom Corp. (a)	531,600	4,970,460
Imation Corp.	279,950	11,491,947

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Presstek, Inc. (a)	387,250	3,605,298
Rimage Corp. (a)	199,248	4,068,644
Computers & Peripherals Total		24,136,349
Electronic Equipment & Instruments – 4.9%
Agilysys, Inc.	229,989	4,139,802
Benchmark Electronics, Inc. (a)	1,257,675	30,335,121
FARO Technologies, Inc. (a)	314,216	5,329,103
Keithley Instruments, Inc.	334,690	4,260,604
LeCroy Corp. (a)	165,800	2,379,230
Merix Corp. (a)	393,100	4,312,307
Metrologic Instruments, Inc. (a)	207,700	3,117,577
Paxar Corp. (a)	218,464	4,493,805
Rogers Corp. (a)	80,050	4,510,017
Technitrol, Inc.	204,860	4,742,509
Electronic Equipment & Instruments Total		67,620,075
Internet Software & Services – 1.2%
24/7 Real Media, Inc. (a)	165,500	1,453,090
EarthLink, Inc. (a)	529,400	4,584,604
S1 Corp. (a)	408,650	1,961,520
Selectica, Inc. (a)	868,975	2,172,438
Tumbleweed Communications Corp. (a)	788,800	2,248,080
webMethods, Inc. (a)	446,920	4,411,100
Internet Software & Services Total		16,830,832
IT Services – 1.9%
Analysts International Corp. (a)	1,040,200	2,080,400
Computer Task Group, Inc. (a)	900,200	4,501,000
Inforte Corp. (a)	495,900	2,350,566
infoUSA, Inc.	348,800	3,596,128
NCI, Inc., Class A (a)	181,480	2,377,388
Startek, Inc.	289,100	4,322,045
TNS, Inc. (a)	301,200	6,231,828
IT Services Total		25,459,355
Semiconductors & Semiconductor Equipment – 2.8%
ATMI, Inc. (a)	297,569	7,326,149
Exar Corp. (a)	168,529	2,236,380
Fairchild Semiconductor International, Inc. (a)	572,250	10,397,782
hifn, Inc. (a)	494,700	3,057,246

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
IXYS Corp. (a)	186,050	1,786,080
ON Semiconductor Corp. (a)	1,123,250	6,604,710
Pericom Semiconductor Corp. (a)	390,060	3,237,498
Ultratech, Inc. (a)	245,446	3,863,320
Semiconductors & Semiconductor Equipment Total		38,509,165
Software – 4.7%
Bottomline Technologies, Inc. (a)	210,400	1,712,656
Epicor Software Corp. (a)	266,700	2,808,351
Lawson Software, Inc. (a)	707,156	4,737,945
MapInfo Corp. (a)	221,850	2,895,143
Mentor Graphics Corp. (a)	454,650	5,901,357
MSC.Software Corp. (a)	460,515	8,243,218
NetIQ Corp. (a)	333,950	4,070,851
PLATO Learning, Inc. (a)	649,050	4,037,091
Progress Software Corp. (a)	288,800	6,760,808
Sonic Solutions (a)	337,700	5,572,050
Sybase, Inc. (a)	622,850	12,083,290
THQ, Inc. (a)	222,950	4,815,720
Software Total		63,638,480
INFORMATION TECHNOLOGY TOTAL		249,738,762
MATERIALS – 6.6%
Chemicals – 4.4%
Airgas, Inc.	98,200	3,657,950
Albemarle Corp.	172,510	8,259,779
H.B. Fuller Co.	323,060	14,075,724
MacDermid, Inc.	515,363	14,842,454
Sensient Technologies Corp.	404,700	8,462,277
Spartech Corp.	456,250	10,311,250
Chemicals Total		59,609,434
Containers & Packaging – 0.9%
Greif, Inc., Class A	165,600	12,413,376
Peak International Ltd. (a)	238,300	738,730
Containers & Packaging Total		13,152,106
Metals & Mining – 0.9%
Hecla Mining Co. (a)	290,550	1,525,387
Northwest Pipe Co. (a)	273,469	6,918,766
Reliance Steel & Aluminum Co.	45,700	3,790,815
Metals & Mining Total		12,234,968

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.4%
Glatfelter Co.	322,840	5,123,471
Paper & Forest Products Total		5,123,471
MATERIALS TOTAL		90,119,979
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.6%
General Communication, Inc., Class A (a)	338,150	4,166,008
Premiere Global Services, Inc. (a)	486,450	3,672,697
Diversified Telecommunication Services Total		7,838,705
Wireless Telecommunication Services – 0.1%
LCC International, Inc., Class A (a)	546,150	2,037,140
Wireless Telecommunication Services Total		2,037,140
TELECOMMUNICATION SERVICES TOTAL		9,875,845
UTILITIES – 2.6%
Electric Utilities – 0.3%
IDACORP, Inc.	119,650	4,102,798
Electric Utilities Total		4,102,798
Gas Utilities – 1.5%
New Jersey Resources Corp.	144,927	6,779,685
Northwest Natural Gas Co.	108,400	4,014,052
South Jersey Industries, Inc.	188,294	5,157,373
Southwest Gas Corp.	162,250	5,084,915
Gas Utilities Total		21,036,025
Water Utilities – 0.8%
American States Water Co.	131,650	4,693,323
Aqua America, Inc.	116,617	2,657,701
California Water Service Group	101,500	3,627,610
Water Utilities Total		10,978,634
UTILITIES TOTAL		36,117,457
Total Common Stocks (cost of $1,033,116,081)		1,323,862,204

	Par ($)
Short-Term Obligations – 2.9%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Bond maturing 02/15/29, market value of $40,483,299 (repurchase proceeds $39,703,553)	39,689,000	39,689,000

Total Short-Term Obligations (cost of $39,689,000)		39,689,000

10

Total Investments(c) – 99.8% (cost of $1,072,805,081)(d)	1,363,551,204

Other Assets & Liabilities, Net – 0.2%	2,276,415

Net Assets – 100.0%	1,365,827,619

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Investments in affiliates during the period ended June 30, 2006:

Security name: Key Technology, Inc.

Shares as of 03/31/06:	259,265
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/06:	259,265
Net realized gain or loss:	$—
Dividend income earned:	$—
Value at end of period:	$3,253,776

Security name: Performance Technologies, Inc.

Shares as of 03/31/06:	$751,700
Shares purchased:	—
Shares sold:	—
Shares as of 06/31/06:	751,700
Net realized gain or loss:	$—
Dividend income earned:	$—
Value at end of period:	$5,186,730

(c)	Cost for federal income tax purposes is $1,072,805,081.

(d)	Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$404,786,376	$(114,040,253)	$290,746,123

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

11

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Small Company Equity Fund

	Shares	Value ($)*
Common Stocks – 96.7%
CONSUMER DISCRETIONARY – 17.2%
Diversified Consumer Services – 3.6%
Jackson Hewitt Tax Service, Inc.	32,120	1,006,962
Sotheby’s (a)	83,810	2,200,013
Steiner Leisure Ltd. (a)	64,130	2,535,059
Strayer Education, Inc.	20,060	1,948,227
Diversified Consumer Services Total		7,690,261
Hotels, Restaurants & Leisure – 3.8%
California Pizza Kitchen, Inc. (a)	38,240	1,050,835
Isle of Capris Casinos, Inc. (a)	73,438	1,883,685
Ruth’s Chris Steak House (a)	81,110	1,656,266
Scientific Games Corp., Class A (a)	14,510	516,846
Shuffle Master, Inc. (a)	58,760	1,926,153
Trump Entertainment Resorts, Inc. (a)	51,450	1,036,718
Hotels, Restaurants & Leisure Total		8,070,503
Household Durables – 0.7%
Desarrolladora Homex SA de CV, ADR (a)	48,480	1,590,629
Household Durables Total		1,590,629
Internet & Catalog Retail – 2.8%
Coldwater Creek, Inc. (a)	83,302	2,229,161
NetFlix, Inc. (a)	27,700	753,717
Nutri/System, Inc. (a)	27,700	1,721,001
Priceline.com, Inc. (a)	43,650	1,303,389
Internet & Catalog Retail Total		6,007,268
Media – 1.3%
Focus Media Holding Ltd., ADR (a)	43,290	2,820,776
Media Total		2,820,776
Specialty Retail – 4.1%
DSW, Inc., Class A (a)	41,070	1,495,769
GameStop Corp., Class A (a)	65,640	2,756,880
Guess ?, Inc. (a)	12,140	506,845
Gymboree Corp. (a)	15,110	525,224
Select Comfort Corp. (a)	52,110	1,196,967
Too, Inc. (a)	57,760	2,217,406
Specialty Retail Total		8,699,091

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc. (a)	76,320	2,017,138
Textiles, Apparel & Luxury Goods Total		2,017,138
CONSUMER DISCRETIONARY TOTAL		36,895,666
ENERGY – 9.0%
Energy Equipment & Services – 4.0%
Dril-Quip, Inc. (a)	7,970	657,047
Hydril (a)	23,582	1,851,658
Oil States International, Inc. (a)	29,890	1,024,629
Superior Energy Services, Inc. (a)	81,230	2,753,697
Tetra Technologies, Inc. (a)	78,076	2,364,922
Energy Equipment & Services Total		8,651,953
Oil, Gas & Consumable Fuels – 5.0%
Denbury Resources, Inc. (a)	33,000	1,045,110
Foundation Coal Holdings, Inc.	27,840	1,306,531
Frontier Oil Corp.	60,210	1,950,804
Parallel Petroleum Corp. (a)	81,310	2,009,170
World Fuel Services Corp.	94,250	4,306,283
Oil, Gas & Consumable Fuels Total		10,617,898
ENERGY TOTAL		19,269,851
FINANCIALS – 8.7%
Capital Markets – 3.4%
Affiliated Managers Group, Inc. (a)	33,570	2,916,897
Calamos Asset Management, Inc., Class A	50,199	1,455,269
GFI Group, Inc. (a)	13,300	717,535
Greenhill & Co., Inc.	15,800	960,008
optionsXpress Holdings, Inc.	53,550	1,248,251
Capital Markets Total		7,297,960
Commercial Banks – 2.2%
First Republic Bank	32,320	1,480,256
Hancock Holding Co.	32,460	1,817,760
Sterling Bancshares Inc.	71,180	1,334,625
Commercial Banks Total		4,632,641
Consumer Finance – 1.3%
Advanta Corp., Class B	16,070	577,717
Cash America International, Inc.	34,280	1,096,960
First Cash Financial Services, Inc. (a)	50,950	1,006,262
Consumer Finance Total		2,680,939

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 0.5%
Alexandria Real Estate Equities, Inc., REIT	6,070	538,287
Washington, REIT	16,010	587,567
Real Estate Investment Trusts (REITs) Total		1,125,854
Real Estate Management & Development – 1.3%
Jones Lang LaSalle, Inc.	32,980	2,887,399
Real Estate Management & Development Total		2,887,399
FINANCIALS TOTAL		18,624,793
HEALTH CARE – 16.8%
Biotechnology – 3.2%
Alkermes, Inc. (a)	33,760	638,739
Amylin Pharmaceuticals, Inc. (a)	33,853	1,671,323
Arena Pharmaceuticals, Inc. (a)	62,580	724,676
Cubist Pharmaceuticals, Inc. (a)	23,498	591,680
Digene Corp. (a)	51,860	2,009,056
Myogen, Inc. (a)	11,010	319,290
Senomyx, Inc. (a)	61,367	885,526
Biotechnology Total		6,840,290
Health Care Equipment & Supplies – 5.1%
American Medical Systems Holdings, Inc. (a)	1	17
Aspect Medical Systems, Inc. (a)	29,760	519,014
Haemonetics Corp. (a)	26,425	1,229,027
Hologic, Inc. (a)	11,911	587,927
Intuitive Surgical, Inc. (a)	12,230	1,442,773
Kyphon, Inc. (a)	39,640	1,520,590
Meridian Bioscience, Inc.	93,831	2,341,084
Neurometrix, Inc. (a)	35,570	1,083,462
SonoSite, Inc. (a)	34,860	1,360,934
West Pharmaceutical Services, Inc.	20,999	761,844
Health Care Equipment & Supplies Total		10,846,672
Health Care Providers & Services – 4.8%
Centene Corp. (a)	54,790	1,289,209
HealthExtras, Inc. (a)	48,420	1,463,252
Pediatrix Medical Group, Inc. (a)	45,298	2,052,000
Psychiatric Solutions, Inc. (a)	68,490	1,962,923
VCA Antech, Inc. (a)	45,542	1,454,156
WellCare Health Plans, Inc. (a)	41,141	2,017,966
Health Care Providers & Services Total		10,239,506

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Technology – 0.6%
Allscripts Healthcare Solutions, Inc. (a)	76,550	1,343,453
Health Care Technology Total		1,343,453
Life Sciences Tools & Services – 2.4%
Dionex Corp. (a)	23,470	1,282,870
Illumina, Inc. (a)	53,890	1,598,378
Nektar Therapeutics (a)	67,510	1,238,133
Ventana Medical Systems, Inc. (a)	21,660	1,021,919
Life Sciences Tools & Services Total		5,141,300
Pharmaceuticals – 0.7%
Hi-Tech Pharmacal Co., Inc. (a)	50,376	834,730
New River Pharmaceuticals, Inc. (a)	27,860	794,010
Pharmaceuticals Total		1,628,740
HEALTH CARE TOTAL		36,039,961
INDUSTRIALS – 16.7%
Aerospace & Defense – 0.6%
Hexcel Corp. (a)	84,170	1,322,311
Aerospace & Defense Total		1,322,311
Air Freight & Logistics – 2.2%
EGL, Inc. (a)	35,096	1,761,819
HUB Group, Inc., Class A (a)	102,494	2,514,178
UTI Worldwide, Inc.	20,380	514,187
Air Freight & Logistics Total		4,790,184
Commercial Services & Supplies – 1.6%
Kenexa Corp. (a)	45,029	1,434,174
Waste Connections, Inc. (a)	52,810	1,922,284
Commercial Services & Supplies Total		3,356,458
Construction & Engineering – 0.6%
Quanta Services, Inc. (a)	73,700	1,277,221
Construction & Engineering Total		1,277,221
Electrical Equipment – 2.9%
Belden CDT, Inc.	6,936	229,235
Evergreen Solar, Inc. (a)	55,200	716,496
General Cable Corp. (a)	152,474	5,336,590
Electrical Equipment Total		6,282,321
Machinery – 4.9%
Actuant Corp., Class A	20,344	1,016,183
Manitowoc Co., Inc.	33,370	1,484,965
Nordson Corp.	19,860	976,715
Trinity Industries, Inc.	41,536	1,678,054

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Wabtec Corp.	142,880	5,343,712
Machinery Total		10,499,629
Marine – 1.4%
American Commercial Lines, Inc. (a)	21,950	1,322,487
Kirby Corp.	42,460	1,677,170
Marine Total		2,999,657
Road & Rail – 1.3%
Landstar System, Inc.	40,502	1,912,909
Old Dominion Freight Line, Inc. (a)	21,267	799,427
Road & Rail Total		2,712,336
Trading Companies & Distributors – 1.2%
H&E Equipment Services, Inc. (a)	35,330	1,040,468
WESCO International, Inc. (a)	20,770	1,433,130
Trading Companies & Distributors Total		2,473,598
INDUSTRIALS TOTAL		35,713,715
INFORMATION TECHNOLOGY – 24.8%
Communications Equipment – 4.9%
AudioCodes Ltd. (a)	114,126	1,243,973
CommScope, Inc. (a)	109,390	3,437,034
F5 Networks, Inc. (a)	18,960	1,013,981
Foundry Networks, Inc. (a)	51,471	548,681
NICE Systems Ltd., ADR (a)	81,790	2,301,571
Polycom, Inc. (a)	87,170	1,910,766
Communications Equipment Total		10,456,006
Computers & Peripherals – 0.5%
Stratasys, Inc. (a)	36,720	1,081,771
Computers & Peripherals Total		1,081,771
Electronic Equipment & Instruments – 4.7%
Anixter International, Inc.	27,980	1,327,931
Daktronics, Inc.	45,686	1,318,955
Global Imaging Systems, Inc. (a)	25,678	1,059,988
Itron, Inc. (a)	45,148	2,675,470
Rogers Corp. (a)	27,620	1,556,111
Trimble Navigation Ltd. (a)	23,380	1,043,683
TTM Technologies, Inc. (a)	81,332	1,176,874
Electronic Equipment & Instruments Total		10,159,012
Internet Software & Services – 1.5%
aQuantive, Inc. (a)	61,433	1,556,098
Digitas, Inc. (a)	140,070	1,627,614
Internet Software & Services Total		3,183,712

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 1.8%
Euronet Worldwide, Inc. (a)	38,520	1,478,012
Keane, Inc. (a)	73,030	912,875
MPS Group, Inc. (a)	102,110	1,537,777
IT Services Total		3,928,664
Semiconductors & Semiconductor Equipment – 6.1%
Atheros Communications, Inc. (a)	89,857	1,703,689
Cymer, Inc. (a)	54,640	2,538,574
Mindspeed Technologies, Inc. (a)	422,900	1,019,189
Netlogic Microsystems, Inc. (a)	28,640	923,640
PMC-Sierra, Inc. (a)	66,360	623,784
Silicon Laboratories, Inc. (a)	48,283	1,697,147
SiRF Technology Holdings, Inc. (a)	91,750	2,956,185
Tessera Technologies, Inc. (a)	51,460	1,415,150
Virage Logic Corp. (a)	15,735	147,752
Semiconductors & Semiconductor Equipment Total		13,025,110
Software – 5.3%
ANSYS, Inc. (a)	35,450	1,695,219
FactSet Research Systems, Inc.	11,440	541,112
Kronos, Inc. (a)	27,960	1,012,432
Macrovision Corp. (a)	49,810	1,071,911
Micros Systems, Inc. (a)	28,957	1,264,842
Open Solutions, Inc. (a)	45,857	1,220,255
Progress Software Corp. (a)	43,656	1,021,987
Quality Systems, Inc.	35,960	1,324,047
Secure Computing Corp. (a)	71,200	612,320
Transaction Systems Architects, Inc. (a)	40,040	1,669,267
Software Total		11,433,392
INFORMATION TECHNOLOGY TOTAL		53,267,667
MATERIALS – 1.7%
Chemicals – 0.6%
Symyx Technologies, Inc. (a)	51,050	1,232,858
Chemicals Total		1,232,858
Metals & Mining – 1.1%
Coeur d’Alene Mines Corp. (a)	134,590	647,378

6

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Reliance Steel & Aluminum Co.	20,110	1,668,124
Metals & Mining Total		2,315,502
MATERIALS TOTAL		3,548,360
TELECOMMUNICATION SERVICES – 1.8%
Wireless Telecommunication Services – 1.8%
Dobson Communications Corp., Class A (a)	259,147	2,003,206
SBA Communications Corp., Class A (a)	70,974	1,855,261
Wireless Telecommunication Services Total		3,858,467
TELECOMMUNICATION SERVICES TOTAL		3,858,467

Total Common Stocks (cost of $182,223,030)		207,218,480

	Par ($)
Short-Term Obligations – 3.4%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 03/31/08, market value of $7,520,000 (repurchase proceeds $7,371,702)	7,369,000	7,369,000

Total Short-Term Obligations (cost of $7,369,000)		7,369,000

Total Investments – 100.1% (cost of $189,592,030)(b)(c)		214,587,480

Other Assets & Liabilities, Net – (0.1)%		(240,406)

Net Assets – 100.0%		214,347,074

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $189,592,030.

7

(c)	Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$33,422,256	$(8,426,806)	$24,995,450

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

8

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Young Investor Fund

	Shares	Value ($)*
Common Stocks – 97.6%
CONSUMER DISCRETIONARY – 9.9%
Automobiles – 0.6%
Harley-Davidson, Inc.	87,300	4,791,897
Automobiles Total		4,791,897
Diversified Consumer Services – 0.8%
Apollo Group, Inc., Class A (a)	109,900	5,678,533
Diversified Consumer Services Total		5,678,533
Hotels, Restaurants & Leisure – 1.5%
Starbucks Corp. (a)	122,000	4,606,720
Yum! Brands, Inc.	130,000	6,535,100
Hotels, Restaurants & Leisure Total		11,141,820
Household Durables – 0.4%
Desarrolladora Homex SA de CV, ADR (a)	81,000	2,657,610
Household Durables Total		2,657,610
Media – 1.9%
Comcast Corp., Class A (a)	227,700	7,464,006
News Corp., Class B	170,000	3,430,600
Time Warner, Inc.	155,100	2,683,230
Media Total		13,577,836
Multi-Line Retail – 1.2%
Federated Department Stores, Inc.	50,000	1,830,000
Kohl’s Corp. (a)	115,000	6,798,800
Multi-Line Retail Total		8,628,800
Specialty Retail – 2.3%
Bebe Stores, Inc.	135,100	2,083,242
Bed Bath & Beyond, Inc. (a)	89,700	2,975,349
Chico’s FAS, Inc. (a)	74,300	2,004,614
Gap, Inc.	194,300	3,380,820
Home Depot, Inc.	77,700	2,780,883
TJX Companies., Inc.	150,000	3,429,000
Specialty Retail Total		16,653,908
Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc. (a)	63,000	1,665,090
NIKE, Inc., Class B	92,900	7,524,900
Textiles, Apparel & Luxury Goods Total		9,189,990
CONSUMER DISCRETIONARY TOTAL		72,320,394
CONSUMER STAPLES – 12.0%
Beverages – 2.1%
Coca-Cola Co.	266,500	11,464,830

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
Coca-Cola Enterprises, Inc.	180,800	3,682,896
Beverages Total		15,147,726
Food & Staples Retailing – 3.1%
Wal-Mart Stores, Inc.	268,900	12,952,913
Walgreen Co.	225,300	10,102,452
Food & Staples Retailing Total		23,055,365
Food Products – 4.0%
ConAgra Foods, Inc.	178,000	3,935,580
General Mills, Inc.	65,200	3,368,232
Hershey Co.	55,700	3,067,399
Nestle SA, Registered Shares	18,400	5,773,148
Unilever NV, NY Shares	276,300	6,230,565
Wrigley (Wm.) Jr. Co.	148,750	6,747,300
Food Products Total		29,122,224
Household Products – 2.2%
Colgate-Palmolive Co.	100,000	5,990,000
Procter & Gamble Co.	177,900	9,891,240
Household Products Total		15,881,240
Personal Products – 0.6%
Alberto-Culver Co.	49,500	2,411,640
Shiseido Co. Ltd.	104,300	2,053,138
Personal Products Total		4,464,778
CONSUMER STAPLES TOTAL		87,671,333
ENERGY – 12.8%
Energy Equipment & Services – 5.1%
Cameron International Corp. (a)	108,500	5,183,045
Dresser-Rand Group, Inc. (a)	116,200	2,728,376
Nabors Industries Ltd. (a)	89,700	3,030,963
National-Oilwell Varco, Inc. (a)	69,400	4,394,408
Noble Corp.	19,800	1,473,516
Schlumberger Ltd.	179,800	11,706,778
Smith International, Inc.	26,200	1,165,114
Transocean, Inc. (a)	35,000	2,811,200
Veritas DGC, Inc. (a)	90,000	4,642,200
Energy Equipment & Services Total		37,135,600
Oil, Gas & Consumable Fuels – 7.7%
Chevron Corp.	89,000	5,523,340
ConocoPhillips	118,600	7,771,858
Exxon Mobil Corp.	320,000	19,632,000

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Hess Corp.	153,300	8,101,905
Massey Energy Co.	54,900	1,976,400
Newfield Exploration Co. (a)	175,000	8,564,500
Valero Energy Corp.	62,100	4,130,892
Oil, Gas & Consumable Fuels Total		55,700,895
ENERGY TOTAL		92,836,495
FINANCIALS – 20.1%
Capital Markets – 3.7%
Ameriprise Financial, Inc.	50,000	2,233,500
Bank of New York Co., Inc.	103,517	3,333,247
Lazard Ltd., Class A	119,600	4,831,840
Merrill Lynch & Co., Inc.	75,383	5,243,642
Morgan Stanley	110,000	6,953,100
Nomura Holdings, Inc., ADR	230,000	4,324,000
Capital Markets Total		26,919,329
Commercial Banks – 5.5%
HSBC Holdings PLC, ADR	90,000	7,951,500
ICICI Bank Ltd., ADR	112,900	2,670,085
Mitsubishi UFJ Financial Group, Inc.	600	8,371,370
Mizuho Financial Group, Inc.	1,190	10,119,336
Raiffeisen International Bank Holding AG	50,000	4,329,492
U.S. Bancorp	160,000	4,940,800
Wachovia Corp.	39,000	2,109,120
Commercial Banks Total		40,491,703
Consumer Finance – 2.0%
American Express Co.	140,000	7,450,800
SLM Corp.	129,000	6,826,680
Consumer Finance Total		14,277,480
Diversified Financial Services – 4.0%
Asset Acceptance Capital Corp. (a)	149,300	2,956,140
Citigroup, Inc.	315,800	15,234,192
JPMorgan Chase & Co.	254,400	10,684,800
Diversified Financial Services Total		28,875,132
Insurance – 4.9%
AFLAC, Inc.	99,000	4,588,650
American International Group, Inc.	167,291	9,878,534
Axis Capital Holdings Ltd.	96,300	2,755,143
Berkshire Hathaway, Inc., Class B (a)	3,200	9,737,600
Hannover Rueckversicherung AG, Registered Shares (a)	79,700	2,784,510

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Principal Financial Group, Inc.	60,000	3,339,000
Willis Group Holdings Ltd.	84,000	2,696,400
Insurance Total		35,779,837
FINANCIALS TOTAL		146,343,481
HEALTH CARE – 13.8%
Biotechnology – 1.5%
Amgen, Inc. (a)	49,200	3,209,316
Biogen Idec, Inc. (a)	57,500	2,663,975
Genzyme Corp. (a)	37,400	2,283,270
Gilead Sciences, Inc. (a)	40,900	2,419,644
Biotechnology Total		10,576,205
Health Care Equipment & Supplies – 3.3%
DENTSPLY International, Inc.	86,000	5,211,600
Hospira, Inc. (a)	100,000	4,294,000
Medtronic, Inc.	214,300	10,054,956
Zimmer Holdings, Inc. (a)	79,300	4,497,896
Health Care Equipment & Supplies Total		24,058,452
Health Care Providers & Services – 1.6%
Cardinal Health, Inc.	42,500	2,734,025
Community Health Systems, Inc. (a)	75,600	2,778,300
Health Management Associates, Inc., Class A	150,900	2,974,239
Omnicare, Inc.	70,100	3,324,142
Health Care Providers & Services Total		11,810,706
Health Care Technology – 0.5%
IMS Health, Inc.	143,100	3,842,235
Health Care Technology Total		3,842,235
Life Sciences Tools & Services – 0.5%
Applera Corp. - Applied Biosystems Group	75,000	2,426,250
Qiagen NV (a)	104,200	1,429,624
Life Sciences Tools & Services Total		3,855,874
Pharmaceuticals – 6.4%
Eli Lilly & Co.	54,000	2,984,580
Johnson & Johnson	207,170	12,413,626
Novartis AG, ADR	199,293	10,745,879
Novo-Nordisk A/S, Class B	52,100	3,314,180
Pfizer, Inc.	350,000	8,214,500
Sanofi-Aventis, ADR	120,100	5,848,870

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Wyeth	69,800	3,099,818
Pharmaceuticals Total		46,621,453
HEALTH CARE TOTAL		100,764,925
INDUSTRIALS – 7.5%
Aerospace & Defense – 1.4%
Goodrich Corp.	92,900	3,742,941
Hexcel Corp. (a)	105,000	1,649,550
United Technologies Corp.	73,640	4,670,249
Aerospace & Defense Total		10,062,740
Air Freight & Logistics – 1.7%
United Parcel Service, Inc., Class B	150,000	12,349,500
Air Freight & Logistics Total		12,349,500
Building Products – 0.4%
Assa Abloy AB, Class B	165,100	2,775,745
Building Products Total		2,775,745
Commercial Services & Supplies – 0.4%
Waste Management, Inc.	75,237	2,699,503
Commercial Services & Supplies Total		2,699,503
Industrial Conglomerates – 3.0%
General Electric Co.	573,200	18,892,672
Siemens AG, ADR	32,600	2,830,332
Industrial Conglomerates Total		21,723,004
Machinery – 0.2%
Deere & Co.	17,400	1,452,726
Machinery Total		1,452,726
Marine – 0.4%
A.P. Moller - Maersk A/S	420	3,260,748
Marine Total		3,260,748
INDUSTRIALS TOTAL		54,323,966
INFORMATION TECHNOLOGY – 13.8%
Communications Equipment – 2.7%
Cisco Systems, Inc. (a)	300,000	5,859,000
Corning, Inc. (a)	154,000	3,725,260
CSR PLC (a)	140,200	3,260,852
Ericsson (LM) TEL-SP, ADR	68,600	2,266,544
Motorola, Inc.	84,600	1,704,690
QUALCOMM, Inc.	71,400	2,860,998
Communications Equipment Total		19,677,344
Computers & Peripherals – 1.3%
Hewlett-Packard Co.	100,000	3,168,000

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
International Business Machines Corp.	67,062	5,151,703
SanDisk Corp. (a)	19,900	1,014,502
Computers & Peripherals Total		9,334,205
Internet Software & Services – 1.2%
eBay, Inc. (a)	88,000	2,577,520
Google, Inc., Class A (a)	4,700	1,970,851
Yahoo!, Inc. (a)	120,000	3,960,000
Internet Software & Services Total		8,508,371
IT Services – 0.6%
First Data Corp.	61,600	2,774,464
Paychex, Inc.	35,900	1,399,382
IT Services Total		4,173,846
Office Electronics – 0.4%
Zebra Technologies Corp., Class A (a)	80,000	2,732,800
Office Electronics Total		2,732,800
Semiconductors & Semiconductor Equipment – 4.8%
Advanced Micro Devices, Inc. (a)	50,900	1,242,978
Analog Devices, Inc.	125,000	4,017,500
Applied Materials, Inc.	100,000	1,628,000
ASML Holding N.V., N.Y. Registered Shares (a)	173,700	3,512,214
Broadcom Corp., Class A (a)	54,700	1,643,735
Intel Corp.	80,200	1,519,790
Intersil Corp., Class A	105,000	2,441,250
Marvell Technology Group Ltd. (a)	70,100	3,107,533
Samsung Electronics Co., Ltd., GDR (b)	36,000	11,313,000
Silicon Laboratories, Inc. (a)	49,200	1,729,380
Texas Instruments, Inc.	103,900	3,147,131
Semiconductors & Semiconductor Equipment Total		35,302,511
Software – 2.8%
Activision, Inc. (a)	211,400	2,405,732
Electronic Arts, Inc. (a)	40,100	1,725,904
Microsoft Corp.	400,400	9,329,320
Oracle Corp. (a)	371,800	5,387,382

6

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
SAP AG, ADR	35,000	1,838,200
Software Total		20,686,538
INFORMATION TECHNOLOGY TOTAL		100,415,615
MATERIALS – 2.6%
Chemicals – 1.1%
Dow Chemical Co.	99,400	3,879,582
International Flavors & Fragrances, Inc.	117,700	4,147,748
Chemicals Total		8,027,330
Metals & Mining – 1.5%
Companhia Vale do Rio Doce, ADR	63,300	1,521,732
Mittal Steel Co. NV, Class A	84,500	2,578,095
Newmont Mining Corp.	128,400	6,796,212
Metals & Mining Total		10,896,039
MATERIALS TOTAL		18,923,369
TELECOMMUNICATION SERVICES – 2.8%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	200,000	5,578,000
BellSouth Corp.	107,676	3,897,871
Chunghwa Telecom Co., Ltd., ADR	132,555	2,448,291
Nippon Telegraph & Telephone Corp., ADR	129,100	3,159,077
Philippine Long Distance Telephone Co., ADR	30,600	1,056,312
Telekomunikasi Indonesia, ADR	94,700	3,039,870
Diversified Telecommunication Services Total		19,179,421
Wireless Telecommunication Services – 0.2%
Turkcell Iletisim Hizmet AS	98,917	1,173,155
Wireless Telecommunication Services Total		1,173,155
TELECOMMUNICATION SERVICES TOTAL		20,352,576
UTILITIES – 2.3%
Electric Utilities – 1.4%
Edison International	150,200	5,857,800
Entergy Corp.	30,000	2,122,500
Exelon Corp.	35,000	1,989,050
Electric Utilities Total		9,969,350
Multi-Utilities – 0.9%
Dominion Resources, Inc.	67,500	5,048,325

7

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
PG&E Corp.	41,078	1,613,544
Multi-Utilities Total		6,661,869
UTILITIES TOTAL		16,631,219

Total Common Stocks (cost of $605,987,736)		710,583,373

	Par ($)
Short-Term Obligation – 2.2%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Obligations with various maturities to11/15/15, market value of $15,585,000(repurchase proceeds $16,172,928)	16,167,000	16,167,000

Total Short-Term Obligation (cost of $16,167,000)		16,167,000

8

Total Investments – 99.8% (cost of $622,154,736)(c)(d)	726,750,373

Other Assets & Liabilities, Net – 0.2%	1,807,288

Net Assets – 100.0%	728,557,661

*	Notes to Investment Portfolio:

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 1.6% of net assets.

(c)	Cost for federal income tax purposes is $622,154,736.

(d)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$122,010,473	$(17,414,836)	$104,595,637

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

9

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 28, 2006